UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-04989

Exact name of registrant as specified in charter:	Voyageur Mutual Funds II

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2017

Item 1. Reports to Stockholders

Semiannual report

Fixed income mutual funds

Delaware Tax-Free Arizona Fund

Delaware Tax-Free California Fund

Delaware Tax-Free Colorado Fund

Delaware Tax-Free Idaho Fund

Delaware Tax-Free New York Fund

Delaware Tax-Free Pennsylvania Fund

February 28, 2017

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectus and their summary prospectuses, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawarefunds.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, Delaware Tax-Free New York Fund, and Delaware Tax-Free Pennsylvania Fund at delawarefunds.com/literature.

Manage your investments online

●	24-hour access to your account information
●	Obtain share prices
●	Check your account balance and recent transactions
●	Request statements or literature
●	Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment, and funds management services.

Neither Delaware Investments nor its affiliates referred to in this document are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited (MBL), a subsidiary of Macquarie Group Limited and an affiliate of Delaware Investments. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Funds are governed by U.S. laws and regulations.

Unless otherwise noted, views expressed herein are current as of Feb. 28, 2017, and subject to change for events occurring after such date.

The Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Funds’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2017 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses

For the six-month period from September 1, 2016 to February 28, 2017 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Sept. 1, 2016 to Feb. 28, 2017.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

For the six-month period from September 1, 2016 to February 28, 2017 (Unaudited)

Delaware Tax-Free Arizona Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/16	Ending Account Value 2/28/17	Annualized Expense Ratio	Expenses Paid During Period 9/1/16 to 2/28/17*
Actual Fund return†
Class A	$1,000.00	$972.50	0.84%	$4.11
Class C	1,000.00	968.20	1.59%	7.76
Institutional Class	1,000.00	972.90	0.59%	2.89
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.63	0.84%	$4.21
Class C	1,000.00	1,016.91	1.59%	7.95
Institutional Class	1,000.00	1,021.87	0.59%	2.96

Delaware Tax-Free California Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/16	Ending Account Value 2/28/17	Annualized Expense Ratio	Expenses Paid During Period 9/1/16 to 2/28/17*
Actual Fund return†
Class A	$1,000.00	$967.90	0.82%	$4.00
Class C	1,000.00	964.40	1.57%	7.65
Institutional Class	1,000.00	969.10	0.57%	2.78
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.73	0.82%	$4.11
Class C	1,000.00	1,017.01	1.57%	7.85
Institutional Class	1,000.00	1,021.97	0.57%	2.86

Delaware Tax-Free Colorado Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/16	Ending Account Value 2/28/17	Annualized Expense Ratio	Expenses Paid During Period 9/1/16 to 2/28/17*
Actual Fund return†
Class A	$1,000.00	$968.90	0.84%	$4.10
Class C	1,000.00	965.40	1.59%	7.75
Institutional Class	1,000.00	970.10	0.59%	2.88
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.63	0.84%	$4.21
Class C	1,000.00	1,016.91	1.59%	7.95
Institutional Class	1,000.00	1,021.87	0.59%	2.96

Delaware Tax-Free Idaho Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/16	Ending Account Value 2/28/17	Annualized Expense Ratio	Expenses Paid During Period 9/1/16 to 2/28/17*
Actual Fund return†
Class A	$1,000.00	$974.10	0.86%	$4.21
Class C	1,000.00	970.40	1.61%	7.87
Institutional Class	1,000.00	976.20	0.61%	2.99
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.53	0.86%	$4.31
Class C	1,000.00	1,016.81	1.61%	8.05
Institutional Class	1,000.00	1,021.77	0.61%	3.06

Disclosure of Fund expenses

For the six-month period from September 1, 2016 to February 28, 2017 (Unaudited)

Delaware Tax-Free New York Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/16	Ending Account Value 2/28/17	Annualized Expense Ratio	Expenses Paid During Period 9/1/16 to 2/28/17*
Actual Fund return†
Class A	$1,000.00	$966.40	0.80%	$3.90
Class C	1,000.00	962.70	1.55%	7.54
Institutional Class	1,000.00	967.60	0.55%	2.68
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.83	0.80%	$4.01
Class C	1,000.00	1,017.11	1.55%	7.75
Institutional Class	1,000.00	1,022.07	0.55%	2.76

Delaware Tax-Free Pennsylvania Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/16	Ending Account Value 2/28/17	Annualized Expense Ratio	Expenses Paid During Period 9/1/16 to 2/28/17*
Actual Fund return†
Class A	$1,000.00	$971.50	0.88%	$4.30
Class C	1,000.00	967.90	1.64%	8.00
Institutional Class	1,000.00	972.60	0.64%	3.13
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.43	0.88%	$4.41
Class C	1,000.00	1,016.66	1.64%	8.20
Institutional Class	1,000.00	1,021.62	0.64%	3.21

*	“Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Security type / sector / state / territory allocations

Delaware Tax-Free Arizona Fund	As of February 28, 2017 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	96.78%
Corporate Revenue Bonds	8.78%
Education Revenue Bonds	26.46%
Electric Revenue Bonds	2.85%
Healthcare Revenue Bonds	16.45%
Lease Revenue Bonds	5.03%
Local General Obligation Bonds	1.08%
Pre-Refunded Bonds	11.60%
Special Tax Revenue Bonds	11.89%
Transportation Revenue Bonds	5.54%
Water & Sewer Revenue Bonds	7.10%
Short-Term Investment	2.38%
Total Value of Securities	99.16%
Receivables and Other Assets Net of Liabilities	0.84%
Total Net Assets	100.00%

* As of the date of this report, Delaware Tax-Free Arizona Fund held bonds issued by or on behalf of territories and the states of the United States as follows:

State / territory	Percentage of net assets
Arizona	96.53%
Guam	1.63%
Puerto Rico	1.00%
Total Value of Securities	99.16%

Security type / sector
Delaware Tax-Free California Fund	As of February 28, 2017 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds	97.10%
Corporate Revenue Bonds	2.66%
Education Revenue Bonds	16.66%
Electric Revenue Bonds	2.96%
Healthcare Revenue Bonds	17.74%
Housing Revenue Bonds	4.18%
Lease Revenue Bonds	14.74%
Local General Obligation Bonds	3.14%
Pre-Refunded Bonds	9.94%
Resource Recovery Revenue Bond	1.17%
Special Tax Revenue Bonds	2.61%
State General Obligation Bonds	9.15%
Transportation Revenue Bonds	8.54%
Water & Sewer Revenue Bonds	3.61%
Short-Term Investments	3.69%
Total Value of Securities	100.79%
Liabilities Net of Receivables and Other Assets	(0.79%)
Total Net Assets	100.00%

Security type / sector / state / territory allocations
Delaware Tax-Free Colorado Fund	As of February 28, 2017 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	99.15%
Corporate Revenue Bond	1.19%
Education Revenue Bonds	12.49%
Electric Revenue Bonds	3.31%
Healthcare Revenue Bonds	26.42%
Housing Revenue Bonds	0.20%
Lease Revenue Bonds	4.27%
Local General Obligation Bonds	14.85%
Pre-Refunded Bonds	8.63%
Special Tax Revenue Bonds	17.09%
Transportation Revenue Bonds	9.78%
Water & Sewer Revenue Bonds	0.92%
Short-Term Investment	0.15%
Total Value of Securities	99.30%
Receivables and Other Assets Net of Liabilities	0.70%
Total Net Assets	100.00%

* As of the date of this report, Delaware Tax-Free Colorado Fund held bonds issued by or on behalf of territories and the states of the United States as follows:

State / territory	Percentage of net assets
Colorado	96.21%
Guam	1.55%
Puerto Rico	1.00%
U.S. Virgin Islands	0.54%
Total	99.30%

Security type / sector / state / territory allocations
Delaware Tax-Free Idaho Fund	As of February 28, 2017 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	95.97%
Corporate Revenue Bonds	3.05%
Education Revenue Bonds	13.12%
Electric Revenue Bond	2.11%
Healthcare Revenue Bonds	13.89%
Housing Revenue Bonds	1.96%
Lease Revenue Bonds	9.48%
Local General Obligation Bonds	20.39%
Pre-Refunded Bonds	11.19%
Special Tax Revenue Bonds	16.15%
Transportation Revenue Bonds	4.29%
Water & Sewer Revenue Bond	0.34%
Short-Term Investment	2.76%
Total Value of Securities	98.73%
Receivables and Other Assets Net of Liabilities	1.27%
Total Net Assets	100.00%

* As of the date of this report, Delaware Tax-Free Idaho Fund held bonds issued by or on behalf of territories and the states of the United States as follows:

State / territory	Percentage of net assets
Guam	3.07%
Idaho	93.01%
Puerto Rico	1.04%
U.S. Virgin Islands	1.57%
Total	98.69%

Security type / sector / state / territory allocations
Delaware Tax-Free New York Fund	As of February 28, 2017 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets

Municipal Bonds*	95.49%
Corporate Revenue Bonds	5.30%
Education Revenue Bonds	20.20%
Electric Revenue Bonds	3.23%
Healthcare Revenue Bonds	15.00%
Lease Revenue Bonds	7.57%
Local General Obligation Bonds	4.83%
Pre-Refunded Bonds	8.82%
Special Tax Revenue Bonds	17.87%
State General Obligation Bonds	0.73%
Transportation Revenue Bonds	8.99%
Water & Sewer Revenue Bonds	2.95%

Short-Term Investments	3.42%

Total Value of Securities	98.91%

Receivables and Other Assets Net of Liabilities	1.09%

Total Net Assets	100.00%

* As of the date of this report, Delaware Tax-Free New York Fund held bonds issued by or on behalf of territories and the states of the United States as follows:

State / territory	Percentage of net assets

Guam	0.28%
New York	98.63%

Total Value of Securities	98.91%

Security type / sector / state / territory allocations
Delaware Tax-Free Pennsylvania Fund	As of February 28, 2017 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets

Municipal Bonds*	99.12%
Corporate Revenue Bonds	4.84%
Education Revenue Bonds	19.13%
Electric Revenue Bonds	0.37%
Healthcare Revenue Bonds	24.43%
Housing Revenue Bonds	1.33%
Lease Revenue Bonds	3.64%
Local General Obligation Bonds	7.43%
Pre-Refunded/Escrowed to Maturity Bonds	20.38%
Resource Recovery Revenue Bonds	0.89%
Special Tax Revenue Bonds	1.97%
Transportation Revenue Bonds	9.42%
Water & Sewer Revenue Bonds	5.29%

Total Value of Securities	99.12%

Receivables and Other Assets Net of Liabilities	0.88%

Total Net Assets	100.00%

* As of the date of this report, Delaware Tax-Free Pennsylvania Fund held bonds issued by or on behalf of territories and the states of the United States as follows:

State / territory	Percentage of net assets

Guam	1.09%
Pennsylvania	98.03%

Total Value of Securities	99.12%

Schedules of investments
Delaware Tax-Free Arizona Fund	February 28, 2017 (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds – 96.78%

Corporate Revenue Bonds – 8.78%
Maricopa County Pollution Control
(Public Service – Palo Verde Project) Series B 5.20% 6/1/43 ●	1,500,000	$ 1,638,225
(Southern California Education Co.) Series A 5.00% 6/1/35	2,400,000	2,618,280
Pima County Industrial Development Authority Pollution Control Revenue
(Tucson Electric Power) Series A 5.25% 10/1/40	2,000,000	2,185,600
Salt Verde Financial Senior Gas Revenue
5.00% 12/1/37	500,000	570,800

		7,012,905

Education Revenue Bonds – 26.46%
Arizona Health Facilities Authority Healthcare Education Revenue
(Kirksville College) 5.125% 1/1/30	1,500,000	1,607,745
Arizona State University Energy Management Revenue
(Arizona State University Tempe Campus II Project)
4.50% 7/1/24	1,000,000	1,043,910
Glendale Industrial Development Authority Revenue
(Midwestern University)
5.00% 5/15/31	645,000	706,804
5.125% 5/15/40	1,305,000	1,423,651
Maricopa County Industrial Development Authority Revenue
(Paradise Schools Projects) 144A 5.00% 7/1/36 #	500,000	504,800
(Reid Traditional Schools Projects) 5.00% 7/1/47	785,000	818,394
McAllister Academic Village Revenue
(Arizona State University Hassayampa Academic Village Project) 5.00% 7/1/31	1,000,000	1,132,660
Northern Arizona University
5.00% 6/1/36	475,000	523,531
5.00% 6/1/41	1,240,000	1,366,691
Phoenix Industrial Development Authority
(Basis School Projects) 144A 5.00% 7/1/35 #	1,000,000	1,007,740
(Choice Academies Project) 5.625% 9/1/42	1,250,000	1,309,237
(Eagle College Preparatory Project) Series A 5.00% 7/1/43	500,000	498,515
(Great Hearts Academic Project)
5.00% 7/1/46	1,000,000	1,042,520
6.30% 7/1/42	500,000	540,255
6.40% 7/1/47	500,000	541,340
(Rowan University Project) 5.00% 6/1/42	2,000,000	2,151,800

Schedules of investments
Delaware Tax-Free Arizona Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
Pima County Industrial Development Authority Education Revenue
(Edkey Charter School Project) 6.00% 7/1/48	1,000,000	$994,380
(Tucson Country Day School Project) 5.00% 6/1/37	750,000	657,885
Tucson Industrial Development Authority Lease Revenue
(University of Arizona-Marshall Foundation) Series A 5.00% 7/15/27 (AMBAC)	980,000	981,656
University of Arizona Board of Rights
Series A 5.00% 6/1/25	1,000,000	1,153,240
Series A 5.00% 6/1/38	1,000,000	1,120,570

		21,127,324

Electric Revenue Bonds – 2.85%
Salt River Project Agricultural Improvement & Power
District Electric System Revenue
Series A 5.00% 12/1/30	1,000,000	1,141,510
Series A 5.00% 12/1/45	1,000,000	1,134,330

		2,275,840

Healthcare Revenue Bonds – 16.45%
Arizona Health Facilities Authority Hospital System Revenue
(Banner Health)
Series A 5.00% 1/1/43	1,500,000	1,642,695
Series A 5.00% 1/1/44	1,000,000	1,098,170
(Phoenix Children’s Hospital) Series A 5.00% 2/1/34	995,000	1,061,496
(Scottsdale Lincoln Hospital Project) 5.00% 12/1/42	1,000,000	1,096,820
Glendale Industrial Development Authority Revenue
(Glencroft Retirement Community Project) 5.00% 11/15/36	270,000	250,938
Maricopa County Industrial Development Authority Health Facilities Revenue
(Catholic Healthcare West) Series A 6.00% 7/1/39	2,500,000	2,706,025
Maricopa County Industrial Development Authority Senior Living Facility Revenue
(Christian Care Surprise Project) 144A 6.00% 1/1/48 #	405,000	375,459
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority
(Auxilio Mutuo) Series A 6.00% 7/1/33	790,000	802,719
Tempe Industrial Development Authority Revenue
(Friendship Village) Series A 6.25% 12/1/42	1,200,000	1,270,512
Yavapai County Industrial Development Authority Hospital Facility
(Yavapai Regional Medical Center) Series A 5.25% 8/1/33	2,000,000	2,179,360

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Yuma Industrial Development Authority Hospital Revenue
(Yuma Regional Medical Center)
Series A 5.00% 8/1/32	295,000	$320,290
Series A 5.25% 8/1/32	300,000	331,170

		13,135,654

Lease Revenue Bonds – 5.03%
Arizona Certificates of Participation Department Administration
Series A 5.25% 10/1/25 (AGM)	1,500,000	1,640,625
Arizona Game & Fish Department & Community Beneficial Interest Certificates
(Administration Building Project) 5.00% 7/1/32	1,000,000	1,002,820
Arizona Sports & Tourism Authority Senior Revenue
(Multipurpose Stadium Facility) Series A 5.00% 7/1/36	350,000	373,251
Maricopa County Industrial Development Authority Correctional Contract Revenue
(Phoenix West Prison) Series B 5.375% 7/1/22 (ACA)	1,000,000	1,001,830

		4,018,526

Local General Obligation Bonds – 1.08%
Chandler
5.00% 7/1/23	500,000	595,650
Pinal County Community College District
4.00% 7/1/31	250,000	265,408

		861,058

Pre-Refunded Bonds – 11.60%
Arizona State University
Series C 5.50% 7/1/25-20 §	330,000	376,454
Coconino & Yavapai Counties Joint Unified School District No. 9
(Sedona Oak Creek School Improvement Project of 2007) Series B 5.375% 7/1/28-19 §	1,350,000	1,485,351
Gila County Unified School District No. 10
(Payson School Improvement Project of 2006) Series A 5.25% 7/1/27-17 (AMBAC) §	1,000,000	1,015,800
Glendale Industrial Development Authority Hospital Revenue
(John C. Lincoln Health) 5.00% 12/1/42-17 §	1,205,000	1,243,632
Pinal County Electric District No. 3
5.25% 7/1/41-21 §	2,000,000	2,326,880
University Medical Center Hospital Revenue
6.50% 7/1/39-19 §	2,500,000	2,811,200

		9,259,317

Schedules of investments

Delaware Tax-Free Arizona Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Special Tax Revenue Bonds – 11.89%
Arizona Department of Transportation State Highway Fund Revenue
5.00% 7/1/32	1,500,000	$1,727,235
Subordinated Series A 5.00% 7/1/38	750,000	846,397
Flagstaff Aspen Place Sawmill Improvement District Revenue
5.00% 1/1/32	195,000	195,624
Gilbert Public Facilities Municipal Property Revenue
5.00% 7/1/25	1,250,000	1,350,287
Glendale Municipal Property Excise Tax Revenue
(Senior Lien) Series B 5.00% 7/1/33	570,000	631,617
Glendale Transportation Excise Tax Revenue
5.00% 7/1/30 (AGM)	1,000,000	1,137,890
Guam Government Business Privilege Tax Revenue
Series A 5.125% 1/1/42	545,000	563,830
Series A 5.25% 1/1/36	705,000	735,830
Marana Tangerine Farm Road Improvement District Revenue
4.60% 1/1/26	559,000	565,361
Mesa Excise Tax Revenue
5.00% 7/1/32	1,000,000	1,132,820
Regional Public Transportation Authority
(Maricopa County Public Transportation) 5.25% 7/1/24	500,000	606,820

		9,493,711

Transportation Revenue Bonds – 5.54%
Phoenix Civic Improvement Airport Revenue
(Junior Lien)
Series A 5.00% 7/1/45	1,000,000	1,112,250
Series A 5.25% 7/1/33	1,250,000	1,365,813
(Senior Lien) 5.00% 7/1/32 (AMT)	1,750,000	1,943,217

		4,421,280

Water & Sewer Revenue Bonds – 7.10%
Arizona Water Infrastructure Finance Authority
(Water Quality Revenue) Series A 5.00% 10/1/26	1,000,000	1,192,260
Central Arizona Water Conservation District
(Central Arizona Project)
5.00% 1/1/27	400,000	477,472
5.00% 1/1/31	600,000	699,150
Mesa Utility System Revenue
4.00% 7/1/31	850,000	911,608

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Water & Sewer Revenue Bonds (continued)
Phoenix Civic Improvement Corporation
(Junior Lien)
5.00% 7/1/27	1,000,000	$1,210,820
5.00% 7/1/31	1,000,000	1,179,700

		5,671,010

Total Municipal Bonds (cost $73,780,692)		77,276,625

Short-Term Investment – 2.38%

Variable Rate Demand Note – 2.38%¤
Phoenix Industrial Development Authority (Mayo Clinic)
Series B 0.51% 11/15/52	1,900,000	1,900,000

Total Short-Term Investment (cost $1,900,000)		1,900,000

Total Value of Securities – 99.16% (cost $75,680,692)		$79,176,625

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 28, 2017, the aggregate value of Rule 144A securities was $1,887,999, which represents 2.36% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Feb. 28, 2017.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 6 in “Notes to financial statements.”

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

●	Variable rate security. Each rate shown is as of Feb. 28, 2017. Interest rates reset periodically.

Summary of abbreviations:

ACA – Insured by American Capital Access

AGM – Insured by Assured Guaranty Municipal Corporation

AMBAC – Insured by AMBAC Assurance Corporation

AMT – Subject to Alternative Minimum Tax

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Tax-Free California Fund	February 28, 2017 (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds – 97.10%

Corporate Revenue Bonds – 2.66%
Chula Vista Industrial Development Revenue
(San Diego Gas & Electric) Series D 5.875% 1/1/34	1,000,000	$1,093,840
Golden State Tobacco Securitization Settlement Revenue
(Asset-Backed Senior Notes) Series A-1 5.75% 6/1/47	1,005,000	1,010,125
(Capital Appreciation Asset – Backed) Subordinate Series B 1.548% 6/1/47 ^	3,110,000	422,773

		2,526,738

Education Revenue Bonds – 16.66%
California Educational Facilities Authority
(Loma Linda University) Series A 5.00% 4/1/47	1,000,000	1,103,050
California Municipal Finance Authority
(California Baptist University) Series A 144A 5.375% 11/1/40 #	1,000,000	1,020,770
(Creative Center of Los Altos Project) Series B 144A 4.50% 11/1/46 #	500,000	457,910
(Julian Charter School Project) Series A 144A 5.625% 3/1/45 #	500,000	496,165
(Palmdale Aerospace Academy Project) 144A 5.00% 7/1/46 #	500,000	502,285
(Southwestern Law School) 6.50% 11/1/41	1,140,000	1,340,229
California School Finance Authority
(Aspire Public Schools Project) Series A 144A 5.00% 8/1/45 #	715,000	743,107
(Encore Education Obligated Group) Series A 144A 5.00% 6/1/42 #	500,000	467,990
(Green Dot Public Schools Project) Series A 144A 5.00% 8/1/35 #	1,000,000	1,072,730
(Grimmway Schools-Obligated Group) Series A 144A 5.00% 7/1/36 #	500,000	493,260
(KIPP Louisiana Projects) Series A 5.125% 7/1/44	1,000,000	1,041,690
(Partnerships to Uplift Communities Valley Project) Series A 6.75% 8/1/44	1,000,000	1,111,470
(View Park Elementary & Middle Schools) Series A 5.625% 10/1/34	575,000	602,991
California State University
(Systemwide) Series A 5.00% 11/1/47	1,000,000	1,147,520
California Statewide Communities Development Authority Charter School Revenue
(Green Dot Public Schools) Series A 7.25% 8/1/41	800,000	910,152
California Statewide Communities Development Authority Revenue
(California Baptist University) Series A 6.125% 11/1/33	750,000	816,840

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
California Statewide Communities Development Authority Revenue
(Culinary Institute of America Project) Series B 5.00% 7/1/46	425,000	$457,147
(University of California East Irvine Campus Apartments)
5.375% 5/15/38	1,000,000	1,101,220
Mt. San Antonio Community College District Convertible Capital Appreciation Election 2008
5.875% 8/1/28 Ω	1,000,000	908,270

		15,794,796

Electric Revenue Bonds – 2.96%
Anaheim Public Financing Authority Revenue
(Anaheim Electric System Distribution Facilities) Series A 5.00% 10/1/25	800,000	905,960
Imperial Irrigation District Electric System Revenue
Series B 5.00% 11/1/36	250,000	274,633
Series C 5.00% 11/1/36	500,000	568,915
Southern California Public Power Authority Revenue
(Southern Transmission Project) Subordinate Series A 5.00% 7/1/22	1,000,000	1,056,830

		2,806,338

Healthcare Revenue Bonds – 17.74%
Abag Finance Authority for Nonprofit Corporations
(Episcopal Senior Communities) 6.125% 7/1/41	850,000	932,280
(Sharp Health Care)
6.25% 8/1/39	1,000,000	1,108,390
Series A 5.00% 8/1/26	300,000	337,557
Series A 5.00% 8/1/27	300,000	336,765
Series A 5.00% 8/1/28	250,000	281,017
California Health Facilities Financing Authority Revenue
(Catholic Health Care West) Series E 5.625% 7/1/25	1,000,000	1,089,230
(Cedars-Sinai Medical Center) Series B 4.00% 8/15/36	1,000,000	1,017,350
(Children’s Hospital Los Angeles) Series A 5.00% 11/15/34	500,000	540,125
(Lucile Packard Children’s Hospital Stanford) Series A 5.00% 8/15/33	1,000,000	1,162,810
(St. Joseph Health System) Series A 5.75% 7/1/39	1,000,000	1,085,580
(Sutter Health) Series D 5.25% 8/15/31	1,000,000	1,145,020
California Municipal Finance Authority Revenue
(Community Medical Centers)
Series A 5.00% 2/1/42	750,000	821,213
Series A 5.00% 2/1/47	250,000	273,300
(Northbay Healthcare Group) Series A 5.25% 11/1/47	500,000	537,650

Schedules of investments

Delaware Tax-Free California Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
California Statewide Communities Development Authority Revenue
(BE.Group) 144A 7.25% 11/15/41 #	500,000	$552,755
(Covenant Retirement Communities) Series C 5.625% 12/1/36	1,000,000	1,115,380
(Episcopal Communities & Services)
5.00% 5/15/27	300,000	330,333
5.00% 5/15/32	600,000	649,062
(Rady Children’s Hospital) Series B 5.00% 8/15/28	600,000	737,448
(Redlands Community Hospital) 5.00% 10/1/46	1,000,000	1,070,750
City of La Verne
(Brethren Hillcrest Homes) 5.00% 5/15/36	750,000	782,033
San Buenaventura
(Community Memorial Health Systems) 7.50% 12/1/41	785,000	915,859

		16,821,907

Housing Revenue Bonds – 4.18%
California Municipal Finance Authority Mobile Home Park Revenue
(Caritas Projects)
Series A 5.50% 8/15/47	750,000	822,045
Series A 6.40% 8/15/45	960,000	1,045,565
Independent Cities Finance Authority Mobile Home Park Revenue
(Pillar Ridge) Series A 5.25% 5/15/44	1,000,000	1,091,230
Santa Clara County Multifamily Housing Authority Revenue
(Rivertown Apartments Project) Series A 5.85% 8/1/31 (AMT)	1,000,000	1,000,830

		3,959,670

Lease Revenue Bonds – 14.74%
Abag Finance Authority for Nonprofit Corporations
(Jackson Laboratory) 5.00% 7/1/37	1,000,000	1,084,630
California Infrastructure & Economic Development Bank
(Academy Motion Picture Art & Sciences Obligated Group) 5.00% 11/1/41	1,000,000	1,135,670
(Infrastructure State Revolving Fund) Series A 5.00% 10/1/29	1,000,000	1,192,620
California Municipal Finance Authority
(Goodwill Industry of Sacramento Valley & Northern Nevada Project) 5.00% 1/1/35	635,000	610,311
California State Public Works Board Lease Revenue
Series F 5.00% 5/1/28	1,280,000	1,491,571
(California State Prisons Los Angeles) Series C 5.00% 10/1/26	1,000,000	1,125,120

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Lease Revenue Bonds (continued)
California Statewide Communities Development Authority Revenue
(Lancer Plaza Project) 5.625% 11/1/33	1,000,000	$1,027,600
Golden State Tobacco Securitization Settlement Revenue
(Enhanced Asset-Backed) Series A 5.00% 6/1/29	1,000,000	1,135,960
San Diego
(Sanford Burnham Prebys Medical Discovery Institute)
Series A 5.00% 11/1/28	500,000	564,445
Series A 5.00% 11/1/30	475,000	529,516
San Diego Public Facilities Financing Authority Lease Revenue
(Ballpark) 5.00% 10/15/31	650,000	747,117
(Master Project) Series A 5.25% 3/1/40	1,000,000	1,103,610
San Jose Financing Authority Lease Revenue
(Civic Center Project) Series A 5.00% 6/1/33	1,000,000	1,136,520
San Mateo Joint Powers Financing Authority Lease Revenue
(Capital Projects) Series A 5.25% 7/15/26	1,000,000	1,097,440

		13,982,130

Local General Obligation Bonds – 3.14%
Anaheim School District Capital Appreciation Election 2002
4.58% 8/1/25 (NATL) ^	1,000,000	759,110
San Francisco Bay Area Rapid Transit District Election 2004
Series D 5.00% 8/1/28	1,000,000	1,198,500
West Contra Costa Unified School District 2012 Election
Series C 4.00% 8/1/41	1,000,000	1,017,470

		2,975,080

Pre-Refunded Bonds – 9.94%
California Health Facilities Financing Authority Revenue
(Catholic Health Care West) Series A 6.00% 7/1/39-19 §	855,000	953,684
California State Public Works Board Lease Revenue
(General Services Buildings 8 & 9) Series A 6.25% 4/1/34-19 §	1,000,000	1,109,500
California Statewide Communities Development Authority Revenue
(Aspire Public Schools Project) 6.00% 7/1/40-19 §	1,000,000	1,090,230
Imperial Irrigation District Electric System Revenue
Series A 5.25% 11/1/24-20 §	500,000	572,895
Lancaster Redevelopment Agency
(Combined Redevelopment Project Areas) 6.875% 8/1/39-19 §	285,000	324,888

Schedules of investments

Delaware Tax-Free California Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Pre-Refunded Bonds (continued)
Pittsburg Unified School District Financing Authority Revenue
(Pittsburg Unified School District Bond Program) 5.50% 9/1/46-21 (AGM) §	800,000	$946,008
Rancho Santa Fe Community Services District Financing Authority Revenue
(Superior Lien Bonds) Series A 5.75% 9/1/30-21 §	800,000	953,960
San Diego Redevelopment Agency Tax Allocation Revenue
(Naval Training Center) Series A 5.75% 9/1/40-20 §	1,000,000	1,156,340
San Francisco City & County Public Utilities Commission Water Revenue
Series B 5.00% 11/1/26-19 §	300,000	331,617
Santa Barbara Community College District Election 2008
Series A 5.25% 8/1/33-18 §	1,000,000	1,063,310
Turlock Irrigation District Revenue
Series A 5.00% 1/1/30-20 §	830,000	921,292

		9,423,724

Resource Recovery Revenue Bond – 1.17%
South Bayside Waste Management Authority Revenue
(Shoreway Environmental Center) Series A 6.00% 9/1/36	1,000,000	1,108,010

		1,108,010

Special Tax Revenue Bonds – 2.61%
Lancaster Redevelopment Agency
Unrefunded (Combined Redevelopment Project Areas)
6.875% 8/1/39	215,000	239,065
Riverside County Redevelopment Agency Tax Allocation Housing
Series A 6.00% 10/1/39	1,000,000	1,141,670
San Francisco City & County Redevelopment Agency
(Mission Bay South Redevelopment Project) Series B 5.00% 8/1/43 (NATL)	500,000	561,040
Yucaipa Special Tax Community Facilities District No. 98-1
(Chapman Heights) 5.375% 9/1/30	500,000	538,065

		2,479,840

State General Obligation Bonds – 9.15%
California
(Various Purposes)
5.00% 9/1/26	1,000,000	1,211,020
5.00% 8/1/27	2,000,000	2,398,760
5.25% 3/1/30	1,000,000	1,110,790
5.25% 4/1/35	1,000,000	1,135,290
5.25% 11/1/40	1,000,000	1,122,750

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

State General Obligation Bonds (continued)
California
(Various Purposes)
6.00% 3/1/33	1,000,000	$1,133,900
6.00% 4/1/38	515,000	568,339

		8,680,849

Transportation Revenue Bonds – 8.54%
Alameda Corridor Transportation Authority
(2nd Subordinate Lien) Series B 5.00% 10/1/37	500,000	551,640
Long Beach Marina Revenue
(Alamitos Bay Marina Project) 5.00% 5/15/45	500,000	536,855
Los Angeles Department of Airports Senior
(Los Angeles International Airport) Series D 5.00% 5/15/36 (AMT)	1,000,000	1,118,340
Los Angeles Department of Airports Subordinate
(Los Angeles International Airport) Series B 5.00% 5/15/33	1,000,000	1,103,450
Riverside County Transportation Commission Senior Lien
Series A 5.75% 6/1/44	500,000	561,215
Sacramento County Airport System Revenue
Subordinate Series B 5.00% 7/1/41	500,000	558,035
San Diego Redevelopment Agency
(Centre City Redevelopment Project) Series A 6.40% 9/1/25	870,000	874,324
San Francisco City & County Airports Commission
(San Francisco International Airport) Series B 5.00% 5/1/46 (AMT)	1,000,000	1,105,230
San Francisco Municipal Transportation Agency Revenue
Series B 5.00% 3/1/37	1,500,000	1,691,085

		8,100,174

Water & Sewer Revenue Bonds – 3.61%
California State Department of Water Resources
Unrefunded (Central Valley Project) Series AG 5.00% 12/1/28	75,000	82,884
San Diego Public Facilities Financing Authority Water Revenue
Subordinate Series A 5.00% 8/1/29	1,000,000	1,150,580
San Francisco City & County Public Utilities Commission Water Revenue
Series A 4.00% 11/1/39	1,000,000	1,032,400
(Water & Sewer Improvement) Subordinate Series A 5.00% 11/1/32	1,015,000	1,157,770

		3,423,634

Total Municipal Bonds (cost $86,773,828)		92,082,890

Schedules of investments

Delaware Tax-Free California Fund

	Principal amount°	Value (U.S. $)

Short-Term Investments – 3.69%

Variable Rate Demand Notes – 3.69%¤
California Infrastructure & Economic Development Bank
(Los Angeles Museum of Natural History Foundation)
Series A 0.36% 9/1/37 (LOC – Wells Fargo Bank N.A.)	2,500,000	$2,500,000
California Municipal Finance Authority
(Chevron USA Project)
Series C 0.46% 11/1/35	1,000,000	1,000,000

Total Short-Term Investments (cost $3,500,000)		3,500,000

Total Value of Securities – 100.79%
(cost $90,273,828)		$95,582,890

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 28, 2017, the aggregate value of Rule 144A securities was $5,806,972, which represents 6.12% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Feb. 28, 2017.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 6 in “Notes to financial statements.”

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until Aug. 1, 2023 at which time the stated interest rate becomes effective.

^	Zero coupon security. The rate shown is the yield at the time of purchase.

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

LOC – Letter of Credit

N.A. – North America

NATL – Insured by National Public Finance Guaranty Corporation

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Tax-Free Colorado Fund	February 28, 2017 (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds – 99.15%

Corporate Revenue Bond – 1.19%
Public Authority Energy Natural Gas Revenue
Series 2008 6.50% 11/15/38	1,750,000	$2,346,837

		2,346,837

Education Revenue Bonds – 12.49%
Colorado Educational & Cultural Facilities Authority Revenue
144A 5.00% 7/1/36 #	500,000	502,675
5.00% 11/1/44	890,000	879,418
144A 5.25% 7/1/46 #	1,350,000	1,364,661
(Academy Charter School Project)
5.50% 5/1/36 (SGI)	2,280,000	2,287,228
7.45% 8/1/48	1,000,000	1,152,780
(Alexander Dawson School-Nevada Project) 5.00% 5/15/29	1,490,000	1,722,336
(Atlas Preparatory Charter School) 144A 5.25% 4/1/45 #	1,300,000	1,237,665
(Charter School Project) 5.00% 7/15/37	1,150,000	1,206,258
(Johnson & Wales University) Series A 5.25% 4/1/37	1,790,000	1,985,307
(Liberty Common Charter School Project) Series A 5.00% 1/15/39	1,000,000	1,065,780
(Littleton Preparatory Charter School Project)
5.00% 12/1/33	450,000	454,675
5.00% 12/1/42	540,000	535,323
(Loveland Classical Schools Project)
144A 5.00% 7/1/36 #	625,000	615,819
144A 5.00% 7/1/46 #	500,000	481,540
(Pinnacle Charter School Project) 5.00% 6/1/26	700,000	775,488
(Skyview Charter School)
144A 5.375% 7/1/44 #	860,000	884,071
144A 5.50% 7/1/49 #	870,000	898,484
(University Lab Charter School) 144A 5.00% 12/15/45 #	500,000	493,200
(Vail Mountain School Project) 4.00% 5/1/46	1,020,000	971,478
(Windsor Charter Academy Project) 144A 5.00% 9/1/46 #	890,000	844,450
(Woodrow Wilson Charter School Project)
5.25% 12/1/34 (SGI)	1,960,000	1,965,508
University of Colorado
Series A 5.00% 6/1/33	2,000,000	2,260,700

		24,584,844

Electric Revenue Bonds – 3.31%
Colorado Springs Utilities System Revenue
Series A 5.00% 11/15/40	1,500,000	1,696,530
Series A 5.00% 11/15/45	750,000	845,235

Schedules of investments

Delaware Tax-Free Colorado Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Electric Revenue Bonds (continued)
Platte River Power Authority Revenue
Series JJ 5.00% 6/1/27	3,300,000	$3,979,536

		6,521,301

Healthcare Revenue Bonds – 26.42%
Colorado Health Facilities Authority Revenue
(American Baptist)
7.625% 8/1/33	150,000	167,959
8.00% 8/1/43	1,000,000	1,134,980
(Catholic Health Initiatives)
Series A 5.00% 7/1/39	1,540,000	1,572,987
Series A 5.00% 2/1/41	2,250,000	2,352,532
Series A 5.25% 2/1/33	1,000,000	1,066,280
Series A 5.25% 1/1/45	3,000,000	3,171,060
Series D 6.25% 10/1/33	2,000,000	2,136,700
(Christian Living Community Project)
5.25% 1/1/37	1,500,000	1,546,920
6.375% 1/1/41	1,000,000	1,080,510
(Covenant Retirement Communities)
Series A 5.00% 12/1/33	4,000,000	4,199,480
Series A 5.00% 12/1/35	1,000,000	1,066,060
(Craig Hospital Project) 5.00% 12/1/32	3,500,000	3,836,455
(Evangelical Lutheran)
5.00% 6/1/35	2,000,000	2,003,260
5.00% 12/1/42	2,500,000	2,557,775
5.00% 6/1/45	1,650,000	1,717,815
5.625% 6/1/43	1,150,000	1,217,873
(Mental Health Center Denver Project)
Series A 5.75% 2/1/44	2,000,000	2,197,140
(National Jewish Health Project) 5.00% 1/1/27	300,000	309,339
(NCMC Project) 4.00% 5/15/32	2,000,000	2,100,620
(SCL Health Systems) Series A 5.00% 1/1/44	3,050,000	3,343,563
(Sisters of Charity of Leavenworth Health System) Series B 5.25% 1/1/25	2,500,000	2,724,025
(Sunny Vista Living Center)
Series A 144A 6.25% 12/1/50 #	935,000	977,243
(Vail Valley Medical Center Project) 5.00% 1/15/35	1,000,000	1,128,260
(Valley View Hospital Association) 5.50% 5/15/28	1,000,000	1,038,150
Denver Health & Hospital Authority Health Care Revenue
(Recovery Zone Facilities) 5.625% 12/1/40	2,500,000	2,679,950
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority
(Auxilio Mutuo) Series A 6.00% 7/1/33	1,945,000	1,976,315

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
University of Colorado Hospital Authority Revenue
Series A 6.00% 11/15/29	2,460,000	$2,705,287

		52,008,538

Housing Revenue Bonds – 0.20%
Colorado Housing & Finance Authority
(Single Family Program Class 1)
Series AA 4.50% 5/1/23 (GNMA)	195,000	201,355
Series AA 4.50% 11/1/23 (GNMA)	200,000	204,558

		405,913

Lease Revenue Bonds – 4.27%
Aurora Certificates of Participation
Series A 5.00% 12/1/30	2,370,000	2,576,972
Colorado Building Excellent Schools Today Certificates of Participation
Series G 5.00% 3/15/32	2,000,000	2,220,760
Colorado Department of Transportation Certificates of Participation
5.00% 6/15/34	660,000	746,348
5.00% 6/15/36	1,055,000	1,184,955
Regional Transportation District Certificates of Participation
Series A 5.00% 6/1/33	1,500,000	1,670,865

		8,399,900

Local General Obligation Bonds – 14.85%
Adams & Weld Counties School District No. 27J Brighton
4.00% 12/1/30	300,000	323,184
4.00% 12/1/31	1,000,000	1,071,700
Arapahoe County School District No. 1 Englewood
4.00% 12/1/30	1,500,000	1,608,750
Beacon Point Metropolitan District
5.00% 12/1/30 (AGM)	1,130,000	1,271,589
Central Colorado Water Conservancy District
(Limited Tax) 5.00% 12/1/33	1,000,000	1,106,010
Commerce City Northern Infrastructure General Improvement District
5.00% 12/1/32 (AGM)	2,125,000	2,406,563
Denver City & County
Series A 5.00% 8/1/26	500,000	604,535
Series A 5.00% 8/1/27	600,000	720,186
(Better Denver & Zoo) Series A 5.00% 8/1/25	3,215,000	3,490,654

Schedules of investments

Delaware Tax-Free Colorado Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Local General Obligation Bonds (continued)
Denver International Business Center Metropolitan District No. 1
5.00% 12/1/30	350,000	$360,489
Douglas County School District No. 1
(Douglas & Elbert Counties) 5.00% 12/15/22	1,175,000	1,360,850
Eaton Area Park & Recreation District
5.25% 12/1/34	360,000	383,731
5.50% 12/1/38	455,000	488,452
Garfield Pitkin & Eagle Counties School District No. RE-1 Roaring Fork
Series 1 4.00% 12/15/31	1,300,000	1,406,093
Jefferson County School District No. R-1
5.25% 12/15/24	1,250,000	1,527,250
Leyden Rock Metropolitan District No 10
Series A 5.00% 12/1/45	1,000,000	935,070
North Range Metropolitan
District No. 2 5.50% 12/15/37	1,200,000	1,191,660
Rangely Hospital District
6.00% 11/1/26	2,250,000	2,572,177
Sierra Ridge Metropolitan District No. 2
Series A 5.50% 12/1/46	1,000,000	1,003,770
Weld County Reorganized School District No. RE-8
Series 8 5.00% 12/1/31	990,000	1,157,300
Series 8 5.00% 12/1/32	660,000	766,676
Weld County School District No. RE-1
5.00% 12/15/31	1,000,000	1,173,280
Weld County School District No. RE-3J
5.00% 12/15/34	2,000,000	2,313,380

		29,243,349

Pre-Refunded Bonds – 8.63%
Adams & Arapahoe Counties Joint School District No. 28J
(Aurora) 6.00% 12/1/28-18 §	2,500,000	2,722,500
Colorado Health Facilities Authority Revenue
(Total Long-Term Care)
Series A 6.00% 11/15/30-20 §	2,365,000	2,761,067
Series A 6.25% 11/15/40-20 §	750,000	882,367
Colorado Springs Utilities System Improvement Revenue
Series C 5.50% 11/15/48-18 §	3,250,000	3,504,247
Gunnison Watershed School District No. 1J Series 2009
5.25% 12/1/33-18 §	1,400,000	1,506,064
Platte River Power Authority Revenue
Series HH 5.00% 6/1/27-19 §	2,795,000	3,042,889

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Pre-Refunded Bonds (continued)
Platte River Power Authority Revenue
Series HH 5.00% 6/1/29-19 §	2,355,000	$2,563,865

		16,982,999

Special Tax Revenue Bonds – 17.09%
Central Platte Valley Metropolitan District
5.00% 12/1/43	725,000	737,571
Commerce City
5.00% 8/1/44 (AGM)	1,500,000	1,658,355
Denver Convention Center Hotel Authority Revenue
5.00% 12/1/40	2,660,000	2,911,264
Denver International Business Center Metropolitan District No. 1
5.375% 12/1/35	1,750,000	1,810,847
Denver Urban Renewal Authority
(Stapleton) Senior Subordinated Series B 5.00% 12/1/25	1,250,000	1,490,950
Fountain Urban Renewal Authority Tax Increment Revenue
(Academy Highlands Project) Series A 5.50% 11/1/44	2,595,000	2,678,948
Guam Government Business Privilege Tax Revenue
Series A 5.125% 1/1/42	1,250,000	1,293,187
Series A 5.25% 1/1/36	1,675,000	1,748,248
Park Meadows Business Improvement District Shared Sales Tax Revenue
5.30% 12/1/27	950,000	961,790
5.35% 12/1/31	720,000	728,546
Plaza Metropolitan District No. 1
144A 5.00% 12/1/40 #	1,265,000	1,287,353
Regional Transportation District
(Fastracks Project)
Series A 5.00% 11/1/30	670,000	790,412
Series A 5.00% 11/1/31	1,495,000	1,755,384
Series A 5.00% 11/1/36	2,750,000	3,158,953
Certificates of Participation
Series A 5.375% 6/1/31	1,540,000	1,698,666
Regional Transportation District Sales Revenue
(Denver Transit Partners)
6.00% 1/15/34	1,450,000	1,608,906
6.00% 1/15/41	2,400,000	2,655,792
Solaris Metropolitan District No. 3
(Limited Tax Convertible) Series A 5.00% 12/1/46	500,000	492,800
Sterling Ranch Community Authority Board
Series A 5.75% 12/1/45	975,000	925,099

Schedules of investments

Delaware Tax-Free Colorado Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Special Tax Revenue Bonds (continued)
Tallyns Reach Metropolitan District No. 3
(Limited Tax Convertible) 5.125% 11/1/38	740,000	$763,192
Thornton Development Authority
(East 144th Avenue & I-25 Project)
Series B 5.00% 12/1/35	485,000	536,808
Series B 5.00% 12/1/36	810,000	894,200
Virgin Islands Public Finance Authority
(Matching Fund Loan Senior Lien)
5.00% 10/1/29 (AGM)	1,000,000	1,067,590

		33,654,861

Transportation Revenue Bonds – 9.78%
Colorado High Performance Transportation Enterprise Revenue
(Senior U.S. 36 & I-25 Managed Lanes)
5.75% 1/1/44 (AMT)	2,140,000	2,264,334
Denver City & County Airport System Revenue
Series A 5.25% 11/15/36	2,500,000	2,751,350
Series B 5.00% 11/15/30	1,000,000	1,135,160
Series B 5.00% 11/15/32	1,000,000	1,135,160
Series B 5.00% 11/15/37	8,000,000	9,040,320
E-470 Public Highway Authority
Series C 5.25% 9/1/25	690,000	749,319
Series C 5.375% 9/1/26	2,000,000	2,172,920

		19,248,563

Water & Sewer Revenue Bonds – 0.92%
Dominion Water & Sanitation District
6.00% 12/1/46	750,000	750,945
Eagle River Water & Sanitation District Enterprise Revenue
5.00% 12/1/29 (AGC)	250,000	270,413
Town of Castle Rock Water & Sewer Revenue
Series 2016 4.00% 12/1/34	750,000	782,632

		1,803,990

Total Municipal Bonds (cost $186,351,642)		195,201,095

	Principal amount°	Value (U.S. $)

Short-Term Investment – 0.15%

Variable Rate Demand Note – 0.15%¤
Colorado Educational & Cultural Facilities Authority
(National Jewish Federation Bond Program)
0.50% 12/1/35 (LOC-TD Bank N.A.)	300,000	$300,000

Total Short-Term Investment (cost $300,000)		300,000

Total Value of Securities – 99.30% (cost $186,651,642)		$195,501,095

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 28, 2017, the aggregate value of Rule 144A securities was $9,587,161, which represents 4.87% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Feb. 28, 2017.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 6 in “Notes to financial statements.”

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

Summary of abbreviations:

AGC – Insured by Assured Guaranty Corporation

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

GNMA – Government National Mortgage Association collateral

LOC – Letter of Credit

N.A. – National Association

SGI – Insured by Syncora Guarantee Inc.

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments

Delaware Tax-Free Idaho Fund	February 28, 2017 (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds – 95.97%

Corporate Revenue Bonds – 3.05%
Nez Perce County, Pollution Control Revenue
(Potlatch Project) 2.75% 10/1/24	1,250,000	$1,186,025
Power County Industrial Development Revenue
(FMC Project) 6.45% 8/1/32 (AMT)	2,000,000	2,003,640

		3,189,665

Education Revenue Bonds – 13.12%
Boise State University Revenue
(General Project)
Series A 4.00% 4/1/37	1,250,000	1,268,962
Series A 4.25% 4/1/32 (NATL)	355,000	356,193
Series A 5.00% 4/1/26	965,000	1,100,380
Series A 5.00% 4/1/42	1,350,000	1,471,243
Series A 5.00% 4/1/47	500,000	565,560
Idaho Housing & Finance Association
Series A 5.00% 6/1/50	1,275,000	1,314,041
(Idaho Arts Charter School)
Series A 5.00% 12/1/38	1,000,000	1,043,890
Series A 144A 5.00% 12/1/46 #	1,000,000	1,034,670
(North Star Charter School Capital Appreciation Bond)
Series B 144A 4.88% 7/1/49 #^	2,888,155	271,169
(North Star Charter School) Series A 6.75% 7/1/48	529,151	522,298
(Victory Charter School, Inc. Project) Series B 5.00% 7/1/39	1,000,000	1,041,610
University of Idaho
Series 2011 5.25% 4/1/41 ●	1,840,000	2,083,469
Series B 5.00% 4/1/28	1,000,000	1,089,410
Series B 5.00% 4/1/32	500,000	543,180

		13,706,075

Electric Revenue Bond – 2.11%
Boise-Kuna Irrigation District Revenue
5.00% 6/1/34	2,000,000	2,202,180

		2,202,180

Healthcare Revenue Bonds – 13.89%
Idaho Health Facilities Authority Revenue
(Madison Memorial Hospital Project) 5.00% 9/1/37	2,350,000	2,508,461
(St. Luke’s Health System Project)
Series A 5.00% 3/1/47	1,500,000	1,599,705
Series A 6.50% 11/1/23	250,000	270,482
Series A 6.75% 11/1/37	1,250,000	1,344,487
(St. Luke’s Regional Medical Center Project) 5.00% 7/1/35 (AGM)	2,500,000	2,683,300

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Idaho Health Facilities Authority Revenue
(Trinity Health Center Group)
Series D 4.50% 12/1/37	1,385,000	$1,440,746
Series D 5.00% 12/1/32	2,500,000	2,793,000
Series D 5.00% 12/1/46	750,000	835,950
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority
(Auxilio Mutuo) Series A 6.00% 7/1/33	1,020,000	1,036,422

		14,512,553

Housing Revenue Bonds – 1.96%
Idaho Housing & Finance Association Single Family Mortgage Revenue
Series A Class II 4.375% 7/1/32	995,000	1,020,612
Series C Class II 4.95% 7/1/31	995,000	1,025,805

		2,046,417

Lease Revenue Bonds – 9.48%
Boise Urban Renewal Agency
5.00% 12/15/27	850,000	984,207
5.00% 12/15/31	750,000	853,290
5.00% 12/15/32	750,000	847,905
Idaho Housing & Finance Association Revenue
(TDF Facilities Project-Recovery Zone)
Series A 6.50% 2/1/26	1,370,000	1,584,542
Series A 7.00% 2/1/36	1,500,000	1,737,570
Idaho State Building Authority Revenue
5.00% 9/1/40	1,250,000	1,402,350
(Capitol Mall Parking Project)
Series A 4.50% 9/1/25	455,000	510,797
Series A 4.50% 9/1/26	485,000	543,650
Series A 4.50% 9/1/27	505,000	562,747
(Eastern Idaho Technical College Project) Series B 5.00% 9/1/25	740,000	884,122

		9,911,180

Local General Obligation Bonds – 20.39%
Ada & Canyon Counties Joint School District No. 2 Meridian
4.50% 7/30/22	1,500,000	1,648,230
Bonneville Joint School District No. 93
(School Board Guaranteed)
Series A 5.00% 9/15/30	1,515,000	1,733,660
Series A 5.00% 9/15/31	870,000	991,670
Series C 5.00% 9/15/23	370,000	433,115

Schedules of investments

Delaware Tax-Free Idaho Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Local General Obligation Bonds (continued)
Canyon County School District No. 131 Nampa
(School Board Guaranteed)
Series B 5.00% 8/15/23	1,295,000	$1,547,926
Canyon County School District No. 132 Caldwell
Series A 5.00% 9/15/22 (AGM)	1,725,000	1,794,397
Series A 5.00% 9/15/23 (AGM)	1,810,000	1,882,816
Canyon County School District No. 139 Vallivue
(School Board Guaranteed)
5.00% 9/15/33	1,000,000	1,136,530
Series B 5.00% 9/15/24	1,480,000	1,731,156
Idaho Bond Bank Authority Revenue
Series A 5.00% 9/15/33	1,125,000	1,263,476
Series B 5.00% 9/15/30 (NATL)	725,000	726,515
Kootenai County School District No. 271 Coeur D’Alene
(School Board Guaranteed)
Series B 4.00% 9/15/24	540,000	596,203
Series B 4.00% 9/15/25	650,000	711,009
Madison County School District No. 321 Rexburg
(School Board Guaranteed)
Series B 5.00% 8/15/24	1,500,000	1,810,740
Series B 5.00% 8/15/25	1,080,000	1,313,680
Series B 5.00% 8/15/26	710,000	870,609
Twin Falls County School District No. 411
(School Board Guaranteed) Series A 4.75% 9/15/37	1,000,000	1,110,970

		21,302,702

Pre-Refunded Bonds – 11.19%
Boise State University Revenue
(General Project) Series A 5.00% 4/1/39-19 §	1,000,000	1,082,370
Boise-Kuna Irrigation District Revenue
(Arrowrock Hydroelectric Project) 6.30% 6/1/31-18 §	1,000,000	1,067,270
Idaho Bond Bank Authority Revenue
(State Intercept)
Series A 5.00% 9/15/28-19 §	1,250,000	1,351,275
Series A 5.25% 9/15/26-19 §	2,000,000	2,172,140
Series C 5.375% 9/15/38-18 §	1,000,000	1,069,670
Idaho Health Facilities Authority Revenue
(Trinity Health Center Group) Series B 6.125% 12/1/28-18 §	1,110,000	1,209,867
Idaho Housing & Finance Association Grant Anticipated Revenue
(Federal Highway Trust) Series A 5.25% 7/15/25-18 (AGC) §	1,500,000	1,589,985

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Pre-Refunded Bonds (continued)
Puerto Rico Sales Tax Financing Revenue First Subordinate
Series A 5.50% 8/1/28-19 §	15,000	$16,578
Twin Falls County School District No. 413 Filer
(School Board Guaranteed) 5.25% 9/15/25-18 §	2,000,000	2,135,500

		11,694,655

Special Tax Revenue Bonds – 16.15%
Guam Government Business Privilege Tax Revenue
Series A 5.125% 1/1/42	545,000	563,830
Series A 5.25% 1/1/36	705,000	735,830
Series B-1 5.00% 1/1/42	1,425,000	1,464,971
Idaho Housing & Finance Association Grant Anticipated Revenue
(Federal Highway Trust) Series A 5.25% 7/15/20 (AGC)	2,750,000	2,900,287
Idaho Water Resource Board
(Ground Water Rights Mitigation) Series A 5.00% 9/1/32	3,565,000	3,838,186
Ketchum Urban Renewal Agency Tax Increment Revenue
5.50% 10/15/34	1,500,000	1,554,720
Nampa Development Tax Increment Revenue
144A 5.00% 9/1/31 #	1,000,000	1,071,200
5.90% 3/1/30	3,000,000	3,149,490
Virgin Islands Public Finance Authority Revenue
(Senior Lien-Matching Fund Loan Note) 5.00% 10/1/29 (AGM)	1,500,000	1,601,385

		16,879,899

Transportation Revenue Bonds – 4.29%
Boise City Airport Revenue
(Air Terminal Facilities Project)
5.75% 9/1/19 (AGM) (AMT)	1,000,000	1,103,620
5.75% 9/1/20 (AGM) (AMT)	1,000,000	1,136,370
(Parking Facilities Project) 4.00% 9/1/32	2,180,000	2,245,269

		4,485,259

Water & Sewer Revenue Bond – 0.34%
Guam Government Waterworks Authority
5.00% 1/1/46	335,000	353,395

		353,395

Total Municipal Bonds (cost $96,467,214)		100,283,980

Schedules of investments

Delaware Tax-Free Idaho Fund

	Number of shares	Value (U.S. $)

Short-Term Investment – 2.76%

Money Market Mutual Fund – 2.76%
Dreyfus Tax Exempt Cash Management Fund	2,878,233	$2,878,233

Total Short-Term Investment (cost $2,878,233)		2,878,233

Total Value of Securities – 98.73% (cost $99,345,447)		$103,162,213

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 28, 2017, the aggregate value of Rule 144A securities was $2,377,039, which represents 2.27% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 6 in “Notes to financial statements.”

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

•	Variable rate security. Each rate shown is as of Feb. 28, 2017. Interest rates reset periodically.

^	Zero coupon security. The rate shown is the yield at the time of purchase.

Summary of abbreviations:

AGC – Insured by Assured Guaranty Corporation

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

NATL – Insured by National Public Finance Guarantee Corporation

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Tax-Free New York Fund	February 28, 2017 (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds – 95.49%

Corporate Revenue Bonds – 5.30%
New York Counties Tobacco Trust VI
(Tobacco Settlement Pass Through) Series C 5.00% 6/1/51	500,000	$513,540
New York Liberty Development Revenue
(Second Priority – Bank of America Tower)
Class 2 5.625% 7/15/47	500,000	550,920
Class 3 6.375% 7/15/49	865,000	942,824
Niagara Area Development Revenue
(Covanta Energy Project) Series B 144A 4.00% 11/1/24 #	1,060,000	1,062,894
Suffolk Tobacco Asset Securitization
Series B 5.25% 6/1/37	700,000	752,066
TSASC Revenue
(Senior) Series A 5.00% 6/1/41	900,000	978,939

		4,801,183

Education Revenue Bonds – 20.20%
Albany Industrial Development Agency Civic Facilities Revenue
(Brighter Choice Charter School) Series A 5.00% 4/1/37	250,000	206,787
Buffalo & Erie County Industrial Land Development
(Buffalo State College Foundation Housing) 6.00% 10/1/31	525,000	604,369
Build NYC Resource
5.50% 11/1/44	1,100,000	1,096,799
(Bronx Charter School for Excellence)
5.00% 4/1/33	500,000	514,020
5.50% 4/1/43	500,000	522,075
(Packer Collegiate Institution) 5.00% 6/1/40	750,000	822,713
Dutchess County Local Development
(The Culinary Institute of America Project)
Series A 5.00% 7/1/41	200,000	218,550
Series A 5.00% 7/1/46	300,000	326,349
Madison County Capital Resource Revenue
(Colgate University Project) Series A 5.00% 7/1/28	400,000	442,080
Monroe County Industrial Development Revenue
(Nazareth College Rochester Project)
5.00% 10/1/22	340,000	382,156
5.00% 10/1/23	470,000	531,152
5.25% 10/1/31	500,000	548,130
5.50% 10/1/41	500,000	545,605
(St. John Fisher College) Series A 5.50% 6/1/39	300,000	335,496

Schedules of investments

Delaware Tax-Free New York Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
New York City Trust for Cultural Resources
(Alvin Ailey Dance Foundation) Series A 4.00% 7/1/46	1,000,000	$1,013,200
(Whitney Museum of American Art) 5.00% 7/1/31	500,000	553,040
New York State Dormitory Authority
(Barnard College) Series A 5.00% 7/1/35	400,000	450,460
(Brooklyn Law School) 5.75% 7/1/33	340,000	366,262
(Cornell University) Series A 5.00% 7/1/34	170,000	184,173
(Fordham University) 5.00% 7/1/44	650,000	717,041
(Manhattan Marymount) 5.00% 7/1/24	350,000	375,147
(New York University) Series A 5.25% 7/1/34	500,000	543,345
(Pratt Institute) Series A 5.00% 7/1/34	1,000,000	1,107,250
(Rockefeller University) Series A 5.00% 7/1/27	250,000	272,173
(Skidmore College) Series A 5.00% 7/1/21	325,000	371,897
(Teachers College) 5.50% 3/1/39	250,000	268,580
(Touro College & University) Series A 5.50% 1/1/44	1,000,000	1,075,980
(University of Rochester)
Series A 5.125% 7/1/39	250,000	270,473
Unrefunded Interest Appreciation Series A-2 4.375% 7/1/20	55,000	55,167
Onondaga Civic Development Revenue
(Le Moyne College Project) 5.20% 7/1/29	500,000	534,215
St. Lawrence County Industrial Development Agency Civic Development Revenue
(St. Lawrence University Project) Series A 4.00% 7/1/43	1,000,000	1,020,300
Tompkins County Development
(Ithaca College) 5.00% 7/1/34	750,000	835,913
Troy Industrial Development Authority
(Rensselaer Polytechnic) Series E 5.20% 4/1/37	500,000	556,900
Yonkers Economic Development Education Revenue
(Charter School of Educational Excellence) Series A 6.25% 10/15/40	600,000	627,408

		18,295,205

Electric Revenue Bonds – 3.23%
Long Island Power Authority Electric System Revenue
Series A 5.00% 9/1/44	750,000	830,498
Series A 5.75% 4/1/39	350,000	377,013
New York State Power Authority Revenue
Series A 5.00% 11/15/38	500,000	560,915
Utility Debt Securitization Authority
(Restructuring Bonds) 5.00% 12/15/37	1,000,000	1,154,430

		2,922,856

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds – 15.00%
Buffalo & Erie County Industrial Land Development
(Catholic Health System Obligation) 5.25% 7/1/35	250,000	$274,195
Dutchess County Local Development
Series A 5.00% 7/1/34	350,000	379,705
Series A 5.00% 7/1/44	1,000,000	1,068,930
East Rochester Housing Authority Revenue
(Senior Living-Woodland Village Project) 5.50% 8/1/33	500,000	500,315
Monroe County Industrial Development
(Rochester General Hospital)
Series A 5.00% 12/1/27	330,000	367,897
Series A 5.00% 12/1/28	655,000	727,246
(University Hospital of Rochester Project) 5.50% 8/15/40 (FHA)	585,000	666,455
Nassau County Local Economic Assistance
(Catholic Health Services of Long Island)
5.00% 7/1/29	375,000	413,554
5.00% 7/1/33	725,000	784,109
New York City Health & Hospital Revenue
(Health System) Series A 5.00% 2/15/30	500,000	537,680
New York State Dormitory Authority Revenue Non-State Supported Debt
(Memorial Sloan-Kettering)
Series 1 5.00% 7/1/23	600,000	688,794
Subordinate Series A2 5.00% 7/1/26	500,000	526,375
(Mt. Sinai Hospital) Series A 5.00% 7/1/26	600,000	653,220
(New York University Hospital Center) 4.00% 7/1/40	1,250,000	1,264,550
(North Shore Long Island Jewish Group) Series A 5.00% 5/1/41	500,000	543,860
(Orange Regional Medical Center)
144A 5.00% 12/1/34 #	500,000	539,085
144A 5.00% 12/1/45 #	700,000	743,715
Orange County Funding Assisted Living Residence Revenue
(The Hamlet at Wallkill Project) 6.50% 1/1/46	400,000	387,568
Saratoga County
(Saratoga Hospital Project) Series A 5.00% 12/1/26	500,000	571,470
Southold Local Development Revenue
(Peconic Landing Project) 5.00% 12/1/45	750,000	781,260
Suffolk County Economic Development Revenue
(Catholic Health Services) Unrefunded 5.00% 7/1/28	430,000	462,573
(Peconic Landing Southhold) 6.00% 12/1/40	650,000	704,340

		13,586,896

Schedules of investments

Delaware Tax-Free New York Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Lease Revenue Bonds – 7.57%
Hudson Yards Infrastructure Revenue
Series A 5.75% 2/15/47	1,000,000	$1,137,670
MTA Hudson Rail Yards Trust Obligations
(The Metropolitan Transportation Authority) Series A 5.00% 11/15/56	710,000	765,707
New York City Industrial Development Agency
(Senior Trips)
Series A 5.00% 7/1/22 (AMT)	1,085,000	1,189,637
Series A 5.00% 7/1/28 (AMT)	1,500,000	1,595,160
New York Liberty Development
(4 World Trade Center) 5.00% 11/15/31	500,000	557,855
(Class 1 - 3 World Trade Center) 144A 5.00% 11/15/44 #	500,000	524,180
(Class 2 - 3 World Trade Center) 144A 5.375% 11/15/40 #	500,000	544,485
United Nations Development Revenue
Series A 5.00% 7/1/26	500,000	539,275

		6,853,969

Local General Obligation Bonds – 4.83%
New York City
Fiscal 2014 Subordinate Series D-1 5.00% 8/1/31	1,000,000	1,145,600
Series B 5.00% 8/1/27	500,000	577,515
Series G 5.00% 8/1/22	500,000	583,865
Subordinate Series A-1 5.00% 10/1/27	500,000	579,330
Unrefunded Fiscal 2008 Series C-1 5.00% 10/1/19	150,000	153,636
Unrefunded Subordinate Series I-1 5.375% 4/1/36	190,000	205,453
New York State Dormitory Authority Revenue Non-State Supported Debt
(School Districts Financing Program)
Series A 5.00% 10/1/23	500,000	577,365
Series A 5.00% 10/1/25 (AGM)	500,000	557,105

		4,379,869

Pre-Refunded Bonds – 8.82%
Albany Industrial Development Agency Civic Facilities Revenue
(St. Peter’s Hospital Project) Series A 5.25% 11/15/32-17 §	800,000	825,896
Brooklyn Arena Local Development
(Barclays Center Project)
6.25% 7/15/40-20 §	500,000	572,275
6.375% 7/15/43-20 §	500,000	574,040
6.50% 7/15/30-20 §	500,000	575,810

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Pre-Refunded Bonds (continued)
Erie County Industrial Development Agency School Facility Revenue
(Buffalo City School District) Series A 5.25% 5/1/25-19 §	500,000	$545,715
Long Island Power Authority Electric System Revenue
Series B 5.75% 4/1/33-19 §	250,000	274,545
Metropolitan Transportation Authority Revenue
Series C 6.50% 11/15/28-18 §	155,000	169,868
New York City
Subordinate Series I-1 5.375% 4/1/36-19 §	310,000	338,272
New York City Municipal Finance Authority Water & Sewer System Revenue
Fiscal 2009 Series A 5.75% 6/15/40-18 §	75,000	79,814
New York State Dormitory Authority Revenue Non-State Supported Debt
(Mt. Sinai School of Medicine) 5.125% 7/1/39-19 §	500,000	547,125
(North Shore Long Island Jewish Group) Series A 5.50% 5/1/37-19 §	500,000	548,400
(Orange Regional Medical Center)
6.125% 12/1/29-18 §	540,000	588,584
6.25% 12/1/37-18 §	250,000	273,037
Onondaga Civic Development Revenue
(St. Joseph’s Hospital Health Center Project)
4.50% 7/1/32-22 §	380,000	437,467
5.00% 7/1/42-22 §	750,000	882,578
5.125% 7/1/31-19 §	500,000	546,880
Suffolk County Economic Development Revenue
(Catholic Health Services) 5.00% 7/1/28-21 §	70,000	80,738
Triborough Bridge & Tunnel Authority
Series C 5.00% 11/15/24-18 §	120,000	128,497

		7,989,541

Special Tax Revenue Bonds – 17.87%
Build NYC Resource
(YMCA of Greater New York Project) 5.00% 8/1/40	450,000	494,392
Glen Cove Local Economic Assistance
(Garvies Point Public Improvement Project) Series A 5.00% 1/1/56	250,000	233,800
Guam Government Business Privilege Tax Revenue
Series A 5.25% 1/1/36	240,000	250,495
Metropolitan Transportation Authority Revenue
(Dedicated Tax Fund) Series B 5.00% 11/15/34	500,000	546,815

Schedules of investments

Delaware Tax-Free New York Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Special Tax Revenue Bonds (continued)
New York City Transitional Finance Authority Revenue
(Building Aid)
Fiscal 2015 Series S-1 5.00% 7/15/43	1,000,000	$1,120,770
Subordinate Series S-1A 5.25% 7/15/37	1,000,000	1,126,320
(Future Tax Secured)
Fiscal 2011 Series D 5.00% 2/1/26	250,000	283,363
Fiscal 2011 Series D 5.25% 2/1/29	500,000	571,540
Fiscal 2011 Subordinate Series C 5.25% 11/1/25	500,000	569,415
Fiscal 2014 Subordinate Series A-1 5.00% 11/1/42	750,000	848,333
Fiscal 2014 Subordinate Series B1 5.00% 11/1/40	750,000	843,577
Fiscal 2015 Subordinate Series E-1 5.00% 2/1/41	1,000,000	1,127,330
Fiscal 2016 Subordinate Series A-1 5.00% 8/1/33	670,000	770,165
Fiscal 2016 Subordinate Series A-1 5.00% 8/1/34	1,500,000	1,717,035
Fiscal 2017 Subordinate Series A-1 4.00% 5/1/42	1,000,000	1,035,730
Unrefunded Subordinate Series B 5.00% 11/1/18	165,000	166,305
New York Convention Center Development Revenue
(Hotel Unit Fee Secured) 5.00% 11/15/35	1,000,000	1,136,710
New York Sales Tax Asset Receivable
Fiscal 2015 Series A 5.00% 10/15/22	500,000	592,285
New York State Dormitory Authority General Purpose
Series C 5.00% 3/15/34	500,000	559,105
Series E 5.00% 3/15/32	1,000,000	1,161,240
New York State Urban Development Revenue
(Personal Income Tax) Series A 4.00% 3/15/36	1,000,000	1,034,550

		16,189,275

State General Obligation Bonds – 0.73%
New York City
Series E 5.00% 8/1/28	125,000	139,215
New York State
Series A 5.00% 3/1/38	500,000	518,645

		657,860

Transportation Revenue Bonds – 8.99%
Metropolitan Transportation Authority Revenue
Series C 5.00% 11/15/32	500,000	565,870
Series D 5.00% 11/15/32	500,000	565,870
Series D 5.25% 11/15/27	500,000	565,660
Unrefunded Series C 6.50% 11/15/28	45,000	49,231
New York State Thruway Authority General Revenue
Series H 5.00% 1/1/30 (NATL)	750,000	774,495
Series I 5.00% 1/1/32	700,000	781,683

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Transportation Revenue Bonds (continued)
New York State Thruway Authority General Revenue Junior Indebtedness Obligation
(Junior Lien) Series A 5.25% 1/1/56	1,000,000	$1,130,330
Port Authority of New York & New Jersey
(Consolidated Series 186) 5.00% 10/15/22 (AMT)	750,000	869,992
(Consolidated-One Hundred Fifty-Third) 5.00% 7/15/35	250,000	262,600
(JFK International Air Terminal)
6.00% 12/1/42	700,000	788,004
6.50% 12/1/28	550,000	560,824
Triborough Bridge & Tunnel Authority
Unrefunded Series C 5.00% 11/15/24	80,000	85,374
(MTA Bridges and Tunnels) Series A 5.00% 11/15/47	1,000,000	1,143,540

		8,143,473

Water & Sewer Revenue Bonds – 2.95%
New York City Municipal Water Finance Authority Water & Sewer System Revenue
Unrefunded Fiscal 2009 Series A 5.75% 6/15/40	125,000	132,505
(Second General Resolution)
Fiscal 2009 Series FF-2 5.50% 6/15/40	250,000	273,435
Fiscal 2012 Series BB 5.25% 6/15/44	500,000	567,930
Fiscal 2017 Series DD 5.00% 6/15/47	1,000,000	1,135,000
New York State Environmental Facilities Revenue
(Clean Water & Drinking Water Revolving Funds) 5.00% 6/15/30	500,000	563,200

		2,672,070

Total Municipal Bonds (cost $83,212,420)		86,492,197

Short-Term Investment – 3.42%

Variable Rate Demand Notes – 3.42%¤
New York City
0.52% 3/1/40 (LA - JP Morgan Chase Bank N.A.)	600,000	600,000
New York City Municipal Water Finance Authority Water & Sewer System Revenue
Fiscal 2008 Series BB-5-ADJ (Second General Resolution)
0.52% 6/15/33 (SPA - Bank of America N.A.)	1,300,000	1,300,000
Series AA2-ADJ (Second General Resolution)
0.52% 6/15/50 (SPA - JP Morgan Chase Bank N.A.)	1,200,000	1,200,000

Total Short-Term Investment (cost $3,100,000)		3,100,000

Total Value of Securities – 98.91%
(cost $86,312,420)		$89,592,197

Schedules of investments

Delaware Tax-Free New York Fund

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 28, 2017, the aggregate value of Rule 144A securities was $3,414,359, which represents 3.77% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Feb. 28, 2017.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 6 in “Notes to financial statements.”

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

FHA – Federal Housing Administration

LA – Liquidity Agreement

N.A. – National Association

NATL – Insured by National Public Finance Guarantee Corporation

SPA – Stand-by Purchase Agreement

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments

Delaware Tax-Free Pennsylvania Fund	February 28, 2017 (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds – 99.12%

Corporate Revenue Bonds – 4.84%
Dauphin County Industrial Development Authority Water Revenue
(Dauphin Consolidated Water Supply Project) Series B 6.70% 6/1/17	1,750,000	$1,773,328
Pennsylvania Economic Development Financing Authority
(National Gypsum) 5.50% 11/1/44 (AMT)	4,000,000	4,239,600
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue
(Proctor & Gamble Paper Project) 5.375% 3/1/31 (AMT)	11,000,000	13,377,650
Pennsylvania Economic Development Financing Authority Water Facility Revenue
(Pennsylvania-American Water Project) 6.20% 4/1/39	2,850,000	3,110,889

		22,501,467

Education Revenue Bonds – 19.13%
Allegheny County Higher Education Building Authority Revenue
(Carlow University Project)
6.75% 11/1/31	750,000	834,563
7.00% 11/1/40	1,000,000	1,117,200
(Carnegie Mellon University)
5.00% 3/1/28	3,000,000	3,441,270
Series A 5.00% 3/1/24	1,000,000	1,144,620
(Chatham University) Series A 5.00% 9/1/30	1,500,000	1,604,595
(Robert Morris University)
Series A 5.50% 10/15/30	1,275,000	1,387,060
Series A 5.75% 10/15/40	2,200,000	2,402,026
Bucks County Industrial Development Authority Revenue
(George School Project) 5.00% 9/15/36	4,455,000	4,954,450
(School Lane Charter School Project) Series A 5.125% 3/15/46	2,500,000	2,545,350
Chester County Industrial Development Authority Revenue
(Renaissance Academy Charter School)
5.00% 10/1/34	1,000,000	1,033,580
5.00% 10/1/39	1,250,000	1,279,050
5.00% 10/1/44	1,000,000	1,020,670
Chester County Industrial Development Authority Student Housing Revenue
(West Chester University Project)
Series A 5.00% 8/1/30	1,100,000	1,164,988
Series A 5.00% 8/1/45	1,250,000	1,292,300
East Hempfield Township Industrial Development Authority
(Student Services Income - Student Housing Project) 5.00% 7/1/39	875,000	909,703

Schedules of investments

Delaware Tax-Free Pennsylvania Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
East Hempfield Township Industrial Development Authority
(Student Services Income - Student Housing Project)
5.00% 7/1/45	2,500,000	$2,585,025
5.00% 7/1/46	1,425,000	1,475,174
5.00% 7/1/47	1,000,000	1,035,450
Montgomery County Higher Education & Health Authority Revenue
(Arcadia University)
4.25% 4/1/35	275,000	277,431
5.625% 4/1/40	2,375,000	2,491,019
5.75% 4/1/40	2,000,000	2,170,800
Pennsylvania Higher Educational Facilities Authority College & University Revenue
(Drexel University)
4.00% 5/1/36	3,105,000	3,167,069
5.00% 5/1/35	1,000,000	1,119,300
(Indiana University - Student Housing Project)
Series A 5.00% 7/1/27	1,740,000	1,917,758
Series A 5.00% 7/1/41	1,500,000	1,613,985
(Philadelphia University) 5.00% 6/1/32	2,000,000	2,138,200
(Shippensburg University)
5.00% 10/1/44	1,500,000	1,552,635
6.25% 10/1/43	2,000,000	2,204,100
(St. Francis University) Series JJ2 6.25% 11/1/41	2,355,000	2,583,411
(Thomas Jefferson University) Series A 5.00% 9/1/45	7,000,000	7,702,100
(Trustees of the University of Pennsylvania) Series A 5.00% 8/15/46	1,695,000	1,944,182
(University of the Sciences)
5.00% 11/1/36	1,500,000	1,647,000
5.00% 11/1/42	1,000,000	1,099,230
Philadelphia Authority for Industrial Development Revenue
(First Philadelphia Preparatory Charter School Project)
Series A 7.25% 6/15/43	2,500,000	2,864,800
(Green Woods Charter School Project)
Series A 5.50% 6/15/22	1,035,000	1,092,204
Series A 5.75% 6/15/42	2,500,000	2,552,300
(International Apartments Temple University)
Series A 5.375% 6/15/30	1,500,000	1,566,585
Series A 5.625% 6/15/42	3,000,000	3,145,230
(New Foundation Charter School Project)
6.625% 12/15/41	1,000,000	1,090,920
(Performing Arts Charter School Project) 144A
6.75% 6/15/43 #	2,550,000	2,685,838

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
Philadelphia Authority for Industrial Development Revenue
(Tacony Academy Charter School Project)
6.75% 6/15/33	1,020,000	$1,130,109
7.00% 6/15/43	1,535,000	1,714,748
(Temple University Second Series) 5.00% 4/1/36	1,145,000	1,279,618
(Thomas Jefferson University) Series A 5.00% 9/1/47	2,500,000	2,717,425
State Public School Building Authority
(Montgomery County Community College)
5.00% 5/1/28	2,000,000	2,282,300

		88,977,371

Electric Revenue Bonds – 0.37%
Philadelphia Gas Works Revenue Fourteenth Series
(1998 General Ordinance)
4.00% 10/1/35	500,000	501,570
4.00% 10/1/36	750,000	746,948
4.00% 10/1/37	500,000	495,825

		1,744,343

Healthcare Revenue Bonds – 24.43%
Allegheny County Hospital Development Authority Revenue
(University of Pittsburgh Medical Center) Series A 5.50% 8/15/34	3,980,000	4,307,236
Berks County Municipal Authority Revenue
(Reading Hospital & Medical Center Project) Series A-3 5.50% 11/1/31	10,000,000	10,974,100
Butler County Hospital Authority Revenue
(Butler Health System Project) Series A 5.00% 7/1/39	1,625,000	1,732,087
Central Bradford Progress Authority
(Guthrie Healthcare System) 5.375% 12/1/41	1,000,000	1,104,540
Chester County Health & Education Facilities Authority Revenue
(Simpson Senior Services Project)
Series A 5.00% 12/1/35	775,000	766,576
Series A 5.25% 12/1/45	1,360,000	1,355,879
Cumberland County Municipal Authority Revenue
(Diakon Lutheran Ministries Project)
5.00% 1/1/38	2,000,000	2,116,820
Unrefunded 6.375% 1/1/39	495,000	538,090
Dauphin County General Authority Health System Revenue
(Pinnacle Health System Project) Unrefunded
6.00% 6/1/36	795,000	869,841

Schedules of investments

Delaware Tax-Free Pennsylvania Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Franklin County Industrial Development Authority Revenue
(Chambersburg Hospital Project) 5.375% 7/1/42	4,980,000	$5,402,752
Geisinger Authority Health System Revenue
(Geisinger Health System) Series A-1 5.125% 6/1/41	4,000,000	4,320,600
Indiana County Hospital Authority Revenue
(Regional Medical Center) Series A 6.00% 6/1/39	1,625,000	1,769,739
Lancaster County Hospital Authority Revenue
(Brethren Village Project)
5.25% 7/1/35	250,000	243,325
5.50% 7/1/45	1,000,000	967,060
Series A 6.50% 7/1/40	3,000,000	3,018,750
(Landis Homes Retirement Community Project) Series A 5.00% 7/1/45	2,000,000	2,102,880
(Masonic Villages Project)
5.00% 11/1/35	3,000,000	3,290,570
5.00% 11/1/36	510,000	559,042
5.00% 11/1/37	250,000	273,355
(St. Anne’s Retirement Community)
5.00% 4/1/27	1,425,000	1,464,871
5.00% 4/1/33	1,830,000	1,853,698
Lehigh County General Purpose Authority Revenue
(Bible Fellowship Church Homes Project)
5.125% 7/1/32	1,000,000	1,021,470
5.25% 7/1/42	1,500,000	1,533,495
(Lehigh Valley Health Network)
Series A 4.00% 7/1/35	2,500,000	2,505,700
Monroe County Hospital Authority
(Pocono Medical Center)
5.00% 7/1/36	1,710,000	1,846,270
5.00% 7/1/41	1,000,000	1,071,620
Series A 5.00% 1/1/32	1,150,000	1,222,473
Series A 5.00% 1/1/41	1,500,000	1,577,490
Monroeville Finance Authority
5.00% 2/15/25	1,000,000	1,180,900
Montgomery County Higher Education & Health Authority Revenue
(Abington Memorial Hospital Obligated Group) Series A 5.00% 6/1/31	4,000,000	4,380,200
Montgomery County Industrial Development Authority Retirement Community Revenue
(ACTS Retirement Life Communities)
5.00% 11/15/27	1,250,000	1,369,700
5.00% 11/15/28	1,600,000	1,746,656

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Montgomery County Industrial Development Authority Retirement Community Revenue
(ACTS Retirement Life Communities)
5.00% 11/15/29	680,000	$739,303
Montgomery County Industrial Development Authority Revenue
(Albert Einstein Healthcare Network) Series A 5.25% 1/15/45	5,000,000	5,283,600
(Foulkeways at Gwynedd Project) 5.00% 12/1/46	1,500,000	1,571,220
(Whitemarsh Continuing Care Retirement Community Project) 5.375% 1/1/50	4,000,000	3,782,160
Moon Industrial Development Authority Revenue
(Baptist Homes Society Obligation) 6.125% 7/1/50	4,000,000	4,107,240
Northampton County Industrial Development Authority
(Morningstar Senior Living Project)
5.00% 7/1/27	1,400,000	1,444,898
5.00% 7/1/32	1,275,000	1,294,609
Pennsylvania Economic Development Financing Authority Revenue
(University of Pittsburgh Medical Center)
4.00% 3/15/36	3,000,000	3,018,900
Series A 5.00% 7/1/43	1,265,000	1,374,271
Pennsylvania Higher Educational Facilities Authority Revenue
(Thomas Jefferson University)
5.00% 3/1/24	1,115,000	1,281,860
Series A 5.25% 9/1/50	2,500,000	2,757,350
(University of Pennsylvania Health System)
5.00% 8/15/40	2,000,000	2,201,160
Series C 4.00% 8/15/41	3,500,000	3,546,830
Philadelphia Authority for Industrial Development Revenue
(Germantown Senior Living Presbyterian Homes Project)
Series A 5.625% 7/1/35 (HUD)	2,250,000	2,259,473
Pocono Mountains Industrial Park Authority Revenue
(St. Luke’s Hospital - Monroe Project) Series A 5.00% 8/15/40	4,995,000	5,346,798
St. Mary Hospital Authority Health System Revenue
(Catholic Health East) 6.25% 11/15/34	4,720,000	5,125,306

		113,622,763

Schedules of investments

Delaware Tax-Free Pennsylvania Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Housing Revenue Bonds – 1.33%
Bucks County Industrial Development Authority Multi-Family Housing Revenue Guaranteed
(New Hope Manor Project)
Series A 5.40% 3/1/22 (AMT)	835,000	$835,868
Series A 5.50% 3/1/41 (AMT)	5,340,000	5,342,563

		6,178,431

Lease Revenue Bonds – 3.64%
Allegheny County Industrial Development Authority Revenue
(Residential Resource Project)
5.10% 9/1/26	1,335,000	1,335,975
5.125% 9/1/31	560,000	560,274
Pennsylvania Commonwealth Financing Authority Revenue
Series B 5.00% 6/1/31 (AGC)	10,000,000	10,677,800
Philadelphia Municipal Authority Revenue
6.50% 4/1/39	4,000,000	4,350,120

		16,924,169

Local General Obligation Bonds – 7.43%
Allegheny County
Series C-69 5.00% 12/1/28	1,000,000	1,139,980
Series C-70 5.00% 12/1/33	2,205,000	2,483,293
Bucks County
4.00% 5/1/29	1,650,000	1,802,229
Chester County
5.00% 7/15/29	1,000,000	1,203,030
5.00% 11/15/32	5,725,000	6,535,717
5.00% 11/15/33	2,625,000	2,989,087
Series A 4.00% 7/15/29	750,000	832,133
City of Philadelphia
5.00% 8/1/41	1,260,000	1,394,833
Series A 5.25% 7/15/29	2,500,000	2,864,400
City of Pittsburgh
Series B 5.00% 9/1/26	3,000,000	3,402,960
Fox Chapel Area School District
5.00% 8/1/25	1,000,000	1,147,650
Montgomery County
Series A 4.00% 4/1/27	2,635,000	2,875,154
Philadelphia School District
Series F 5.00% 9/1/36	2,000,000	2,143,000
Series F 5.00% 9/1/37	1,500,000	1,603,590
Series F 5.00% 9/1/38	2,000,000	2,136,480

		34,553,536

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Pre-Refunded/Escrowed to Maturity Bonds – 20.38%
Bethel Park School District
5.10% 8/1/33-19§	3,000,000	$3,290,010
Butler County Hospital Authority Revenue
(Butler Health System Project) 7.25% 7/1/39-19§	8,000,000	9,104,080
Cumberland County Municipal Authority Revenue
(Diakon Lutheran Ministries Project) 6.375% 1/1/39-19§	4,505,000	4,945,679
Dauphin County General Authority Health System Revenue
(Pinnacle Health System Project) 6.00% 6/1/36-19§	4,205,000	4,668,559
Guam Government Limited Obligation Revenue
(Section 30)
Series A 5.625% 12/1/29-19§	90,000	100,741
Series A 5.75% 12/1/34-19§	3,050,000	3,424,296
Huntingdon County General Authority Revenue
(Juniata College) Series A 5.00% 5/1/30-20§	2,650,000	3,001,337
Lehigh County General Purpose Authority Revenue
(Muhlenberg College Project)
5.00% 2/1/29-19§	740,000	796,825
5.25% 2/1/34-19§	1,000,000	1,081,550
5.25% 2/1/39-19§	2,750,000	2,974,263
Montgomery County Higher Education & Health Authority Revenue
(Abington Memorial Hospital Obligated Group) Series A 5.125% 6/1/33-19§	5,000,000	5,453,850
Montgomery County Industrial Development Authority Retirement Community Revenue
(ACTS Retirement Life Communities)
Series A-1 6.25% 11/15/29-19§	700,000	795,459
Montgomery County Industrial Development Authority Revenue
(New Regional Medical Center Project)
5.375% 8/1/38-20 (FHA)§	995,000	1,133,484
Northampton County General Purpose Authority Revenue
(Higher Education-Lehigh University)
5.00% 11/15/39-19§	4,000,000	4,347,640
Pennsylvania Economic Development Financing Authority Health System Revenue
(Albert Einstein Healthcare) Series A 6.25% 10/15/23-19§	4,475,000	4,957,137
Pennsylvania Higher Educational Facilities Authority College & University Revenue
(Edinboro University Foundation Student Housing Project)
6.00% 7/1/42-18§	1,400,000	1,495,578

Schedules of investments

Delaware Tax-Free Pennsylvania Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Pre-Refunded/Escrowed to Maturity Bonds (continued)
Pennsylvania Higher Educational Facilities Authority College & University Revenue
(Edinboro University Foundation Student Housing Project)
6.00% 7/1/43-20§	1,000,000	$1,154,610
(Slippery Rock University Foundation)
Series A 5.00% 7/1/39-17 (SGI)§	4,000,000	4,059,400
(Trustees of the University of Pennsylvania)
5.00% 9/1/29-20§	1,000,000	1,129,540
Series A 5.00% 9/1/29-21§	1,000,000	1,143,230
(University of the Arts) 5.20% 3/15/25 (AGC)	4,490,000	5,218,053
Pennsylvania Higher Educational Facilities Authority Revenue
(University of Pennsylvania Health System)
Series A 5.00% 8/15/24-21§	4,850,000	5,607,570
Series A 5.25% 8/15/26-21§	3,910,000	4,562,931
Series A 5.75% 8/15/23-21§	2,500,000	2,971,400
Pennsylvania Industrial Development Authority Revenue
(Economic Development)
5.50% 7/1/23-18§	615,000	653,407
Unrefunded 5.50% 7/1/23-18§	4,385,000	4,658,843
Philadelphia Authority for Industrial Development Revenue
(Mast Charter School) 6.00% 8/1/35-20§	1,610,000	1,865,394
Philadelphia Hospitals & Higher Education Facilities Authority Revenue
(Presbyterian Medical Center) 6.65% 12/1/19	5,690,000	6,214,504
South Fork Municipal Hospital Authority Revenue
(Conemaugh Health Systems Project) 5.50% 7/1/29-20§	3,500,000	3,986,535

		94,795,905

Resource Recovery Revenue Bonds – 0.89%
Delaware County Industrial Development Authority
(Covanta Project) Series A 5.00% 7/1/43	2,155,000	2,156,099
Pennsylvania Economic Development Financing Authority
(Colver Project) Series F 4.625% 12/1/18 (AMBAC) (AMT)	2,000,000	2,002,420

		4,158,519

Special Tax Revenue Bonds – 1.97%
Allentown Neighborhood Improvement Zone Development Authority Revenue
Series A 5.00% 5/1/42	2,500,000	2,597,325
Northampton County Industrial Development Authority
(Route 33 Project) 7.00% 7/1/32	2,000,000	2,298,000

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Special Tax Revenue Bonds (continued)
Pittsburgh & Allegheny County Sports & Exhibition Authority
5.00% 2/1/35 (AGM)	3,000,000	$3,274,230
Washington County Redevelopment Authority Revenue
(Victory Centre Project-Tanger) Series A 5.45% 7/1/35	1,000,000	1,000,110

		9,169,665

Transportation Revenue Bonds – 9.42%
Delaware River Joint Toll Bridge Commission
(Pennsylvania – New Jersey) 5.00% 7/1/47	5,000,000	5,620,700
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue
(Amtrak Project)
Series A 5.00% 11/1/32 (AMT)	3,500,000	3,766,070
Series A 5.00% 11/1/41 (AMT)	5,000,000	5,282,550
Pennsylvania Turnpike Commission Revenue
Series A 5.00% 12/1/22	2,550,000	2,952,518
Series A 5.00% 12/1/23	2,450,000	2,860,497
Series C 5.00% 12/1/44	5,000,000	5,466,350
Series E 5.00% 12/1/29	5,000,000	5,581,850
Series E 5.00% 12/1/30	2,000,000	2,232,200
Philadelphia Airport Revenue
Series A 5.375% 6/15/29 (AGC)	4,030,000	4,082,551
Port Authority of Allegheny County
5.75% 3/1/29	5,200,000	5,998,304

		43,843,590

Water & Sewer Revenue Bonds – 5.29%
Allegheny County Sanitary Authority
5.00% 12/1/28 (BAM)	2,345,000	2,730,260
Bucks County Water & Sewer Authority
Series A 5.00% 12/1/37 (AGM)	780,000	870,636
Series A 5.00% 12/1/40 (AGM)	1,000,000	1,114,750
Cambridge Area Joint Authority Guaranteed Sewer Revenue
5.625% 12/1/28	1,150,000	1,178,957
6.00% 12/1/37	1,000,000	1,026,710
Delaware County Regional Water Quality Control Authority
5.00% 5/1/32	2,000,000	2,228,640
5.00% 11/1/41	2,000,000	2,254,820
Guam Government Waterworks Authority
5.00% 1/1/46	1,450,000	1,529,619
Philadelphia Water & Waste Revenue
5.00% 11/1/28	4,500,000	5,144,085

Schedules of investments

Delaware Tax-Free Pennsylvania Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Water & Sewer Revenue Bonds (continued)
Philadelphia Water & Waste Revenue
Series A 5.00% 7/1/45	2,500,000	$2,768,125
Westmoreland County Municipal Authority
5.00% 8/15/42 (BAM)	3,400,000	3,762,882

		24,609,484

Total Municipal Bonds (cost $436,459,330)		461,079,243

Total Value of Securities – 99.12% (cost $436,459,330)		$461,079,243

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 28, 2017, the aggregate value of Rule 144A securities was $2,685,838, which represents 0.58% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 6 in “Notes to financial statements.”
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

Summary of abbreviations:

AGC – Insured by Assured Guaranty Corporation

AGM – Insured by Assured Guaranty Municipal Corporation

AMBAC – Insured by AMBAC Assurance Corporation

AMT – Subject to Alternative Minimum Tax

BAM – Insured by Build America Mutual Assurance

FHA – Federal Housing Administration

HUD – Housing and Urban Development Section 8

SGI – Insured by Syncora Guarantee Inc.

See accompanying notes, which are an integral part of the financial statements.

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Statements of assets and liabilities

February 28, 2017 (Unaudited)

	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund
Assets:
Investments, at value[1]	$77,276,625	$92,082,890	$195,201,095
Short-term investments, at value[2]	1,900,000	3,500,000	300,000
Cash	54,359	415,031	—
Interest receivable	753,221	1,118,337	2,238,623
Receivable for fund shares sold	272	143,994	102,082
Receivable for securities sold	—	—	14,538

Total assets	79,984,477	97,260,252	197,856,338

Liabilities:
Cash due to custodian	—	—	130,001
Income distribution payable	42,180	50,583	111,212
Payable for fund shares redeemed	5,665	30,000	541,863
Payable for securities purchased	—	2,240,550	—
Other accrued expenses	24,380	30,492	65,482
Investment management fees payable to affiliates	22,220	27,228	63,696
Audit and tax fees payable	21,542	21,542	21,542
Distribution fees payable to affiliates	17,859	23,934	44,143
Dividend disbursing and transfer agent fees and expenses payable to affiliates	1,216	1,445	3,010
Trustees’ fees and expenses payable	657	734	1,634
Accounting and administration expenses payable to affiliates	283	336	701
Legal fees payable to affiliates	185	208	453
Reports and statements to shareholders payable to affiliates	20	26	48

Total liabilities	136,207	2,427,078	983,785

Total Net Assets	$79,848,270	$94,833,174	$196,872,553

Net Assets Consist of:
Paid-in capital	$77,269,647	$90,471,393	$191,857,620
Undistributed net investment income	20,816	13,375	288,252
Accumulated net realized loss on investments	(938,126)	(960,656)	(4,122,772)
Net unrealized appreciation of investments	3,495,933	5,309,062	8,849,453

Total Net Assets	$79,848,270	$94,833,174	$196,872,553

	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund
Net Asset Value
Class A:
Net assets	$66,301,254	$55,401,969	$165,262,544
Shares of beneficial interest outstanding, unlimited authorization, no par	5,857,304	4,622,324	14,898,994
Net asset value per share	$11.32	$11.99	$11.09
Sales charge	4.50%	4.50%	4.50%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$11.85	$12.55	$11.61

Class C:
Net assets	$6,268,356	$17,337,926	$15,887,934
Shares of beneficial interest outstanding, unlimited authorization, no par	552,327	1,444,055	1,428,422
Net asset value per share	$11.35	$12.01	$11.12

Institutional Class:
Net assets	$7,278,660	$22,093,279	$15,722,075
Shares of beneficial interest outstanding, unlimited authorization, no par	642,992	1,843,367	1,417,448
Net asset value per share	$11.32	$11.99	$11.09

[1]Investments, at cost	$73,780,692	$86,773,828	$186,351,642
[2]Short-term investments, at cost	1,900,000	3,500,000	300,000

See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities

	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
Assets:
Investments, at value[1]	$100,283,980	$86,492,197	$461,079,243
Short-term investments, at value[2]	2,878,233	3,100,000	—
Cash	—	60,828	5,012,736
Interest receivable	1,513,373	917,672	5,813,565
Receivable for fund shares sold	305,838	193,101	239,670
Receivable for securities sold	—	—	25,724

Total assets	104,981,424	90,763,798	472,170,938

Liabilities:
Cash due to custodian	108,804	—	—
Payable for fund shares redeemed	206,402	42,510	700,791
Income distribution payable	49,558	43,364	271,887
Payable for securities purchased	—	—	5,558,250
Distribution fees payable to affiliates	34,901	23,523	101,593
Investment management fees payable to affiliates	34,314	21,740	174,328
Other accrued expenses	28,333	27,409	151,709
Audit and tax fees payable	21,542	21,542	21,542
Dividend disbursing and transfer agent fees and expenses payable to affiliates	1,589	1,369	7,100
Trustees’ fees and expenses payable	853	735	3,841
Accounting and administration expenses payable to affiliates	370	319	1,653
Legal fees payable to affiliates	233	208	1,066
Reports and statements to shareholders payable to affiliates	26	23	114

Total liabilities	486,925	182,742	6,993,874

Total Net Assets	$104,494,499	$90,581,056	$465,177,064

Net Assets Consist of:
Paid-in capital	$105,784,183	$88,249,319	$441,875,074
Distributions in excess of net investment income	(5,825)	(32,754)	(108,966)
Accumulated net realized loss on investments	(5,100,625)	(915,286)	(1,208,957)
Net unrealized appreciation of investments	3,816,766	3,279,777	24,619,913

Total Net Assets	$104,494,499	$90,581,056	$465,177,064

	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
Net Asset Value
Class A:
Net assets	$66,575,251	$44,752,277	$402,273,071
Shares of beneficial interest outstanding, unlimited authorization, no par	5,884,875	3,926,727	50,249,821
Net asset value per share	$11.31	$11.40	$8.01
Sales charge	4.50%	4.50%	4.50%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$11.84	$11.94	$8.39

Class C:
Net assets	$28,737,926	$18,644,005	$34,324,478
Shares of beneficial interest outstanding, unlimited authorization, no par	2,542,189	1,639,955	4,286,122
Net asset value per share	$11.30	$11.37	$8.01

Institutional Class:
Net assets	$9,181,322	$27,184,774	$28,579,515
Shares of beneficial interest outstanding, unlimited authorization, no par	811,405	2,386,411	3,572,470
Net asset value per share	$11.32	$11.39	$8.00

[1]Investments, at cost	$96,467,214	$83,212,420	$436,459,330
[2]Short-term investments, at cost	2,878,233	3,100,000	—

See accompanying notes, which are an integral part of the financial statements.

Statements of operations

Six months ended February 28, 2017 (Unaudited)

	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund

Investment Income:
Interest	$1,657,399	$1,948,476	$4,339,669

Expenses:
Management fees	202,263	253,684	552,486
Distribution expenses – Class A	88,509	73,717	215,120
Distribution expenses – Class C	32,121	88,353	80,214
Dividend disbursing and transfer agent fees and expenses	22,687	31,190	63,676
Audit and tax fees	22,474	21,323	22,046
Accounting and administration expenses	12,630	14,400	31,363
Reports and statements to shareholders expenses	9,246	6,943	14,615
Registration fees	8,543	5,422	6,587
Legal fees	3,980	5,058	9,926
Trustees’ fees and expenses	2,144	2,430	5,322
Custodian fees	1,736	2,057	4,224
Other	6,596	7,890	10,553

	412,929	512,467	1,016,132
Less expenses waived	(53,379)	(87,261)	(127,506)
Less expense paid indirectly	(25)	(19)	(63)

Total operating expenses	359,525	425,187	888,563

Net Investment Income	1,297,874	1,523,289	3,451,106

Net Realized and Unrealized Gain (Loss):
Net realized gain	319,622	718,747	844,342
Net change in unrealized appreciation (depreciation) of investments	(4,014,344)	(5,461,350)	(10,965,709)

Net Realized and Unrealized Loss	(3,694,722)	(4,742,603)	(10,121,367)

Net Decrease in Net Assets Resulting from Operations	$(2,396,848)	$(3,219,314)	$(6,670,261)

See accompanying notes, which are an integral part of the financial statements.

	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund

Investment Income:
Interest	$2,080,932	$1,755,234	$10,440,152

Expenses:
Management fees	290,697	251,793	1,308,053
Distribution expenses – Class A	84,427	63,312	502,840
Distribution expenses – Class C	147,864	97,938	175,097
Dividend disbursing and transfer agent fees and expenses	31,800	35,055	162,149
Audit and tax fees	22,517	22,335	21,253
Accounting and administration expenses	16,502	14,294	74,258
Reports and statements to shareholders expenses	9,842	9,155	28,194
Registration fees	5,756	6,085	10,542
Legal fees	3,443	4,489	21,512
Trustees’ fees and expenses	2,795	2,422	12,783
Custodian fees	2,320	1,869	9,626
Other	7,154	8,314	16,856

	625,117	517,061	2,343,163
Less expenses waived	(70,103)	(103,848)	(141,538)
Less expense paid indirectly	(31)	(18)	(184)

Total operating expenses	554,983	413,195	2,201,441

Net Investment Income	1,525,949	1,342,039	8,238,711

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss)	(57,274)	441,593	941,350
Net change in unrealized appreciation (depreciation) of investments	(4,450,489)	(5,139,754)	(23,897,205)

Net Realized and Unrealized Loss	(4,507,763)	(4,698,161)	(22,955,855)

Net Decrease in Net Assets Resulting from Operations	$(2,981,814)	$(3,356,122)	$(14,717,144)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free Arizona Fund

	Six months ended 2/28/17 (Unaudited)	Year ended 8/31/16
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,297,874	$2,700,304
Net realized gain	319,622	420,673
Net change in unrealized appreciation (depreciation)	(4,014,344)	2,487,555

Net increase (decrease) in net assets resulting from operations	(2,396,848)	5,608,532

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(1,151,209)	(2,473,239)
Class C	(80,417)	(166,847)
Institutional Class	(65,400)	(49,420)

	(1,297,026)	(2,689,506)

Capital Share Transactions:
Proceeds from shares sold:
Class A	1,006,277	4,011,173
Class C	309,489	345,976
Institutional Class	4,772,454	2,938,597

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	886,274	1,888,780
Class C	70,355	145,139
Institutional Class	39,697	32,075

	7,084,546	9,361,740

	Six months ended 2/28/17 (Unaudited)	Year ended 8/31/16
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(6,903,465)	$(11,077,691)
Class C	(635,926)	(654,598)
Institutional Class	(1,019,911)	(108,022)

	(8,559,302)	(11,840,311)

Decrease in net assets derived from capital share transactions	(1,474,756)	(2,478,571)

Net Increase (Decrease) in Net Assets	(5,168,630)	440,455

Net Assets:
Beginning of period	85,016,900	84,576,445

End of period	$79,848,270	$85,016,900

Undistributed net investment income	$20,816	$19,968

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free California Fund

	Six months ended 2/28/17 (Unaudited)	Year ended 8/31/16
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,523,289	$3,108,620
Net realized gain	718,747	290,239
Net change in unrealized appreciation (depreciation)	(5,461,350)	3,374,665

Net increase (decrease) in net assets resulting from operations	(3,219,314)	6,773,524

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(1,006,189)	(2,158,403)
Class C	(235,212)	(468,811)
Institutional Class	(287,276)	(477,490)

	(1,528,677)	(3,104,704)

Capital Share Transactions:
Proceeds from shares sold:
Class A	1,890,619	8,680,626
Class C	1,173,064	3,529,652
Institutional Class	13,417,622	8,131,495

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	898,500	1,884,754
Class C	197,584	394,763
Institutional Class	227,096	412,161

	17,804,485	23,033,451

	Six months ended 2/28/17 (Unaudited)	Year ended 8/31/16
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(7,618,641)	$(10,305,221)
Class C	(1,933,616)	(1,641,307)
Institutional Class	(8,192,491)	(1,944,874)

	(17,744,748)	(13,891,402)

Increase in net assets derived from capital share transactions	59,737	9,142,049

Net Increase (Decrease) in Net Assets	(4,688,254)	12,810,869

Net Assets:
Beginning of period	99,521,428	86,710,559

End of period	$94,833,174	$99,521,428

Undistributed net investment income	$13,375	$18,763

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free Colorado Fund

	Six months ended 2/28/17 (Unaudited)	Year ended 8/31/16
Increase (Decrease) in Net Assets from Operations:
Net investment income	$3,451,106	$6,893,577
Net realized gain	844,342	528,372
Net change in unrealized appreciation (depreciation)	(10,965,709)	6,666,063

Net increase (decrease) in net assets resulting from operations	(6,670,261)	14,088,012

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(3,046,684)	(6,236,889)
Class C	(223,981)	(379,133)
Institutional Class	(244,747)	(276,019)

	(3,515,412)	(6,892,041)

Capital Share Transactions:
Proceeds from shares sold:
Class A	6,283,918	11,529,596
Class C	1,359,203	4,702,073
Institutional Class	5,976,341	7,516,116

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	2,625,921	5,182,624
Class C	209,483	347,208
Institutional Class	220,788	235,094

	16,675,654	29,512,711

	Six months ended 2/28/17 (Unaudited)	Year ended 8/31/16
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(17,649,352)	$(14,471,248)
Class C	(1,334,873)	(1,273,145)
Institutional Class	(2,069,122)	(900,667)

	(21,053,347)	(16,645,060)

Increase (decrease) in net assets derived from capital share transactions	(4,377,693)	12,867,651

Net Increase (Decrease) in Net Assets	(14,563,366)	20,063,622

Net Assets:
Beginning of period	211,435,919	191,372,297

End of period	$196,872,553	$211,435,919

Undistributed net investment income	$288,252	$352,558

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free Idaho Fund

	Six months ended 2/28/17 (Unaudited)	Year ended 8/31/16
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,525,949	$3,136,746
Net realized gain (loss)	(57,274)	167,308
Net change in unrealized appreciation (depreciation)	(4,450,489)	2,434,114

Net increase (decrease) in net assets resulting from operations	(2,981,814)	5,738,168

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(1,037,934)	(2,285,847)
Class C	(343,631)	(689,437)
Institutional Class	(143,736)	(163,050)

	(1,525,301)	(3,138,334)

Capital Share Transactions:
Proceeds from shares sold:
Class A	4,910,657	5,410,995
Class C	2,453,522	5,352,008
Institutional Class	2,725,245	8,283,960

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	909,702	2,001,538
Class C	330,201	646,807
Institutional Class	138,448	144,382

	11,467,775	21,839,690

	Six months ended 2/28/17 (Unaudited)	Year ended 8/31/16
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(6,685,830)	$(14,060,215)
Class C	(3,617,036)	(4,428,972)
Institutional Class	(3,551,286)	(870,663)

	(13,854,152)	(19,359,850)

Increase (decrease) in net assets derived from capital share transactions	(2,386,377)	2,479,840

Net Increase (Decrease) in Net Assets	(6,893,492)	5,079,674

Net Assets:
Beginning of period	111,387,991	106,308,317

End of period	$104,494,499	$111,387,991

Distributions in excess of net investment income	$(5,825)	$(6,473)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free New York Fund

	Six months ended 2/28/17 (Unaudited)	Year ended 8/31/16
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,342,039	$2,643,157
Net realized gain	441,593	97,924
Net change in unrealized appreciation (depreciation)	(5,139,754)	3,712,411

Net increase (decrease) in net assets resulting from operations	(3,356,122)	6,453,492

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(784,786)	(1,663,187)
Class C	(230,610)	(439,881)
Institutional Class	(358,747)	(517,796)

	(1,374,143)	(2,620,864)

Capital Share Transactions:
Proceeds from shares sold:
Class A	2,506,457	9,705,693
Class C	963,509	4,353,400
Institutional Class	12,090,484	8,210,978

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	720,602	1,521,647
Class C	171,048	332,476
Institutional Class	325,872	464,924

	16,777,972	24,589,118

	Six months ended 2/28/17 (Unaudited)	Year ended 8/31/16
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(11,235,050)	$(9,867,243)
Class C	(2,381,987)	(2,429,486)
Institutional Class	(4,095,557)	(2,078,723)

	(17,712,594)	(14,375,452)

Increase (decrease) in net assets derived from capital share transactions	(934,622)	10,213,666

Net Increase (Decrease) in Net Assets	(5,664,887)	14,046,294

Net Assets:
Beginning of period	96,245,943	82,199,649

End of period	$90,581,056	$96,245,943

Distributions in excess of net investment income	$(32,754)	$(650)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free Pennsylvania Fund

	Six months ended 2/28/17 (Unaudited)	Year ended 8/31/16
Increase (Decrease) in Net Assets from Operations:
Net investment income	$8,238,711	$17,014,240
Net realized gain	941,350	865,820
Net change in unrealized appreciation (depreciation)	(23,897,205)	13,403,506

Net increase (decrease) in net assets resulting from operations	(14,717,144)	31,283,566

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(7,287,406)	(15,327,049)
Class C	(481,283)	(919,840)
Institutional Class	(470,022)	(749,637)

	(8,238,711)	(16,996,526)

Capital Share Transactions:
Proceeds from shares sold:
Class A	15,897,080	23,362,520
Class C	2,661,168	5,644,527
Institutional Class	12,423,080	10,837,456

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	6,180,931	12,797,450
Class C	450,755	855,469
Institutional Class	431,555	676,756

	38,044,569	54,174,178

	Six months ended 2/28/17 (Unaudited)	Year ended 8/31/16
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(39,239,469)	$(51,422,585)
Class C	(3,327,025)	(4,051,162)
Institutional Class	(9,310,984)	(2,465,132)

	(51,877,478)	(57,938,879)

Decrease in net assets derived from capital share transactions	(13,832,909)	(3,764,701)

Net Increase (Decrease) in Net Assets	(36,788,764)	10,522,339

Net Assets:
Beginning of period	501,965,828	491,443,489

End of period	$465,177,064	$501,965,828

Distributions in excess of net investment income	$(108,966)	$(108,966)

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Tax-Free Arizona Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/17[1]	Year ended

(Unaudited)	8/31/16	8/31/15	8/31/14	8/31/13	8/31/12

$11.830	$11.440	$11.450	$10.690	$12.010	$11.340

0.185	0.377	0.378	0.428	0.450	0.460
(0.510)	0.388	(0.011)	0.784	(1.206)	0.670

(0.325)	0.765	0.367	1.212	(0.756)	1.130

(0.185)	(0.375)	(0.377)	(0.425)	(0.448)	(0.457)
—	—	—	(0.027)	(0.116)	(0.003)

(0.185)	(0.375)	(0.377)	(0.452)	(0.564)	(0.460)

$11.320	$11.830	$11.440	$11.450	$10.690	$12.010

(2.75% )	6.79%	3.24%	11.56%	(6.62% )	10.15%

$66,301	$74,556	$77,085	$81,592	$83,896	$99,953
0.84%	0.84%	0.85%	0.84%	0.84%	0.84%
0.97%	0.96%	0.97%	0.96%	0.94%	0.90%
3.26%	3.23%	3.28%	3.86%	3.83%	3.94%
3.13%	3.11%	3.16%	3.74%	3.73%	3.88%
1%	14%	12%	11%	18%	34%

Financial highlights

Delaware Tax-Free Arizona Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/17[1]	Year ended

(Unaudited)	8/31/16	8/31/15	8/31/14	8/31/13	8/31/12

$11.870	$11.470	$11.480	$10.720	$12.040	$11.370

0.143	0.290	0.292	0.346	0.362	0.373
(0.521)	0.398	(0.011)	0.784	(1.205)	0.670

(0.378)	0.688	0.281	1.130	(0.843)	1.043

(0.142)	(0.288)	(0.291)	(0.343)	(0.361)	(0.370)
—	—	—	(0.027)	(0.116)	(0.003)

(0.142)	(0.288)	(0.291)	(0.370)	(0.477)	(0.373)

$11.350	$11.870	$11.470	$11.480	$10.720	$12.040

(3.18% )	6.07%	2.47%	10.72%	(7.30% )	9.31%

$6,268	$6,816	$6,747	$6,238	$6,482	$7,108
1.59%	1.59%	1.60%	1.59%	1.59%	1.59%
1.72%	1.71%	1.72%	1.71%	1.69%	1.65%
2.51%	2.48%	2.54%	3.11%	3.08%	3.19%
2.38%	2.36%	2.42%	2.99%	2.98%	3.13%
1%	14%	12%	11%	18%	34%

Financial highlights

Delaware Tax-Free Arizona Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding have been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Portfolio turnover is representative of the Fund for the entire annual period.

See accompanying notes, which are an integral part of the financial statements.

Six months ended			12/31/13[2]
2/28/17[1]	Year ended		to

(Unaudited)	8/31/16	8/31/15	8/31/14

$11.840	$11.440	$11.450	$10.770

0.199	0.406	0.407	0.325
(0.520)	0.398	(0.011)	0.675

(0.321)	0.804	0.396	1.000

(0.199)	(0.404)	(0.406)	(0.320)

(0.199)	(0.404)	(0.406)	(0.320)

$11.320	$11.840	$11.440	$11.450

(2.71% )	7.14%	3.49%	9.39%

$7,279	$3,645	$744	$219
0.59%	0.59%	0.60%	0.59%
0.72%	0.71%	0.72%	0.71%
3.51%	3.48%	3.54%	4.06%
3.38%	3.36%	3.42%	3.94%
1%	14%	12%	11% [5]

Financial highlights

Delaware Tax-Free California Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/17[1]	Year ended

(Unaudited)	8/31/16	8/31/15	8/31/14	8/31/13	8/31/12

$12.600	$12.110	$12.080	$11.110	$12.210	$11.170

0.204	0.425	0.416	0.427	0.439	0.484
(0.609)	0.489	0.029	0.970	(1.100)	1.039

(0.405)	0.914	0.445	1.397	(0.661)	1.523

(0.205)	(0.424)	(0.415)	(0.427)	(0.439)	(0.483)

(0.205)	(0.424)	(0.415)	(0.427)	(0.439)	(0.483)

$11.990	$12.600	$12.110	$12.080	$11.110	$12.210

(3.21% )	7.67%	3.73%	12.79%	(5.63% )	13.90%

$55,402	$63,284	$60,550	$73,955	$85,269	$97,821
0.82%	0.82%	0.83%	0.82%	0.82%	0.82%
1.01%	1.01%	1.01%	1.00%	0.99%	0.97%
3.40%	3.43%	3.42%	3.69%	3.62%	4.10%
3.21%	3.24%	3.24%	3.51%	3.45%	3.95%
14%	18%	24%	13%	38%	32%

Financial highlights

Delaware Tax-Free California Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/17[1]	Year ended

(Unaudited)	8/31/16	8/31/15	8/31/14	8/31/13	8/31/12

$12.620	$12.130	$12.100	$11.120	$12.230	$11.180

0.159	0.333	0.325	0.341	0.349	0.397
(0.609)	0.489	0.029	0.980	(1.110)	1.049

(0.450)	0.822	0.354	1.321	(0.761)	1.446

(0.160)	(0.332)	(0.324)	(0.341)	(0.349)	(0.396)

(0.160)	(0.332)	(0.324)	(0.341)	(0.349)	(0.396)

$12.010	$12.620	$12.130	$12.100	$11.120	$12.230

(3.56% )	6.86%	2.95%	12.04%	(6.41% )	13.13%

$17,338	$18,827	$15,853	$15,473	$18,248	$18,830
1.57%	1.57%	1.58%	1.57%	1.57%	1.57%
1.76%	1.76%	1.76%	1.75%	1.74%	1.72%
2.65%	2.68%	2.67%	2.94%	2.87%	3.35%
2.46%	2.49%	2.49%	2.76%	2.70%	3.20%
14%	18%	24%	13%	38%	32%

Financial highlights

Delaware Tax-Free California Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding have been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Portfolio turnover is representative of the Fund for the entire annual period.

See accompanying notes, which are an integral part of the financial statements.

Six months ended			12/31/13[2]
2/28/17[1]	Year ended		to

(Unaudited)	8/31/16	8/31/15	8/31/14

$12.600	$12.110	$12.080	$11.270

0.219	0.456	0.446	0.319
(0.609)	0.489	0.029	0.808

(0.390)	0.945	0.475	1.127

(0.220)	(0.455)	(0.445)	(0.317)

(0.220)	(0.455)	(0.445)	(0.317)

$11.990	$12.600	$12.110	$12.080

(3.09% )	7.94%	3.98%	10.10%

$22,093	$17,410	$10,308	$5,983
0.57%	0.57%	0.58%	0.57%
0.76%	0.76%	0.76%	0.75%
3.65%	3.68%	3.67%	3.89%
3.46%	3.49%	3.49%	3.71%
14%	18%	24%	13% [5]

Financial highlights

Delaware Tax-Free Colorado Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/17[1]	Year ended

(Unaudited)	8/31/16	8/31/15	8/31/14	8/31/13	8/31/12

$11.650	$11.240	$11.320	$10.490	$11.640	$10.880

0.193	0.401	0.403	0.405	0.412	0.444
(0.555)	0.410	(0.081)	0.826	(1.149)	0.758

(0.362)	0.811	0.322	1.231	(0.737)	1.202

(0.198)	(0.401)	(0.402)	(0.401)	(0.413)	(0.442)

(0.198)	(0.401)	(0.402)	(0.401)	(0.413)	(0.442)

$11.090	$11.650	$11.240	$11.320	$10.490	$11.640

(3.11% )	7.33%	2.87%	11.94%	(6.56% )	11.23%

$165,263	$182,764	$174,078	$183,560	$190,311	$230,787
0.84%	0.84%	0.85%	0.84%	0.84%	0.84%
0.97%	0.96%	0.97%	0.97%	0.96%	0.93%
3.48%	3.50%	3.54%	3.69%	3.60%	3.91%
3.35%	3.38%	3.42%	3.56%	3.48%	3.82%
14%	6%	10%	22%	21%	24%

Financial highlights

Delaware Tax-Free Colorado Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/17[1]	Year ended

(Unaudited)	8/31/16	8/31/15	8/31/14	8/31/13	8/31/12

$11.680	$11.270	$11.350	$10.520	$11.670	$10.910

0.152	0.316	0.319	0.324	0.327	0.360
(0.556)	0.410	(0.081)	0.826	(1.149)	0.758

(0.404)	0.726	0.238	1.150	(0.822)	1.118

(0.156)	(0.316)	(0.318)	(0.320)	(0.328)	(0.358)

(0.156)	(0.316)	(0.318)	(0.320)	(0.328)	(0.358)

$11.120	$11.680	$11.270	$11.350	$10.520	$11.670

(3.46% )	6.52%	2.10%	11.09%	(7.23% )	10.39%

$15,888	$16,461	$12,192	$12,029	$13,788	$14,282
1.59%	1.59%	1.60%	1.59%	1.59%	1.59%
1.72%	1.71%	1.72%	1.72%	1.71%	1.68%
2.73%	2.75%	2.79%	2.94%	2.85%	3.16%
2.60%	2.63%	2.67%	2.81%	2.73%	3.07%
14%	6%	10%	22%	21%	24%

Financial highlights

Delaware Tax-Free Colorado Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding have been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Portfolio turnover is representative of the Fund for the entire annual period.

See accompanying notes, which are an integral part of the financial statements.

Six months ended			12/31/13[2] to 8/31/14
2/28/17[1]	Year ended

(Unaudited)	8/31/16	8/31/15

$11.650	$11.240	$11.320	$10.590

0.207	0.430	0.431	0.326
(0.555)	0.410	(0.081)	0.710

(0.348)	0.840	0.350	1.036

(0.212)	(0.430)	(0.430)	(0.306)

(0.212)	(0.430)	(0.430)	(0.306)

$11.090	$11.650	$11.240	$11.320

(2.99% )	7.60%	3.13%	9.89%

$15,722	$12,211	$5,102	$3,077
0.59%	0.59%	0.60%	0.59%
0.72%	0.71%	0.72%	0.72%
3.73%	3.75%	3.79%	3.91%
3.60%	3.63%	3.67%	3.78%
14%	6%	10%	22% [5]

Financial highlights

Delaware Tax-Free Idaho Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/17[1]	Year ended

(Unaudited)	8/31/16	8/31/15	8/31/14	8/31/13	8/31/12

$11.790	$11.510	$11.560	$10.990	$12.240	$11.730

0.174	0.362	0.366	0.374	0.419	0.438
(0.480)	0.281	(0.051)	0.569	(1.250)	0.509

(0.306)	0.643	0.315	0.943	(0.831)	0.947

(0.174)	(0.363)	(0.365)	(0.373)	(0.419)	(0.437)

(0.174)	(0.363)	(0.365)	(0.373)	(0.419)	(0.437)

$11.310	$11.790	$11.510	$11.560	$10.990	$12.240

(2.59% )	5.66%	2.76%	8.71%	(6.99% )	8.21%

$66,575	$70,306	$75,163	$80,600	$87,537	$119,025
0.86%	0.86%	0.88%	0.88%	0.88%	0.88%
0.99%	0.99%	1.00%	0.99%	0.97%	0.94%
3.08%	3.11%	3.17%	3.32%	3.51%	3.65%
2.95%	2.98%	3.05%	3.21%	3.42%	3.59%
2%	11%	7%	16%	17%	17%

Financial highlights

Delaware Tax-Free Idaho Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/17[1]	Year ended

(Unaudited)	8/31/16	8/31/15	8/31/14	8/31/13	8/31/12

$11.780	$11.500	$11.550	$10.980	$12.230	$11.720

0.132	0.274	0.279	0.289	0.329	0.348
(0.480)	0.281	(0.051)	0.569	(1.250)	0.509

(0.348)	0.555	0.228	0.858	(0.921)	0.857

(0.132)	(0.275)	(0.278)	(0.288)	(0.329)	(0.347)

(0.132)	(0.275)	(0.278)	(0.288)	(0.329)	(0.347)

$11.300	$11.780	$11.500	$11.550	$10.980	$12.230

(2.96% )	4.88%	1.99%	7.91%	(7.70% )	7.41%

$28,738	$30,834	$28,557	$31,178	$33,236	$40,738
1.61%	1.61%	1.63%	1.63%	1.63%	1.63%
1.74%	1.74%	1.75%	1.74%	1.72%	1.69%
2.33%	2.36%	2.42%	2.57%	2.76%	2.90%
2.20%	2.23%	2.30%	2.46%	2.67%	2.84%
2%	11%	7%	16%	17%	17%

Financial highlights

Delaware Tax-Free Idaho Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding have been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Portfolio turnover is representative of the Fund for the entire annual period.

See accompanying notes, which are an integral part of the financial statements.

Six months ended			12/31/13[2] to 8/31/14
2/28/17[1]	Year ended

(Unaudited)	8/31/16	8/31/15

$11.790	$11.510	$11.570	$11.060

0.189	0.391	0.395	0.291
(0.470)	0.281	(0.061)	0.509

(0.281)	0.672	0.334	0.800

(0.189)	(0.392)	(0.394)	(0.290)

(0.189)	(0.392)	(0.394)	(0.290)

$11.320	$11.790	$11.510	$11.570

(2.38% )	5.92%	2.92%	7.31%

$9,181	$10,248	$2,588	$1,080
0.61%	0.61%	0.63%	0.63%
0.74%	0.74%	0.75%	0.74%
3.33%	3.36%	3.42%	3.46%
3.20%	3.23%	3.30%	3.35%
2%	11%	7%	16% [5]

Financial highlights

Delaware Tax-Free New York Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/17[1]	Year ended

(Unaudited)	8/31/16	8/31/15	8/31/14	8/31/13	8/31/12

$11.980	$11.480	$11.460	$10.570	$11.670	$10.800

0.174	0.360	0.367	0.366	0.374	0.426
(0.576)	0.497	0.020	0.889	(1.080)	0.867

(0.402)	0.857	0.387	1.255	(0.706)	1.293

(0.178)	(0.357)	(0.367)	(0.365)	(0.375)	(0.423)
—	—	—	—	(0.019)	—

(0.178)	(0.357)	(0.367)	(0.365)	(0.394)	(0.423)

$11.400	$11.980	$11.480	$11.460	$10.570	$11.670

(3.36% )	7.57%	3.41%	12.06%	(6.27% )	12.18%

$44,752	$55,418	$51,708	$52,589	$57,816	$53,456
0.80%	0.80%	0.83%	0.80%	0.80%	0.80%
1.03%	1.02%	1.07%	1.06%	1.03%	1.01%
3.03%	3.06%	3.18%	3.32%	3.23%	3.77%
2.80%	2.84%	2.94%	3.06%	3.00%	3.56%
6%	8%	6%	20%	33%	28%

Financial highlights

Delaware Tax-Free New York Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/17[1]	Year ended

(Unaudited)	8/31/16	8/31/15	8/31/14	8/31/13	8/31/12

$11.950	$11.450	$11.440	$10.540	$11.640	$10.780

0.131	0.272	0.280	0.283	0.286	0.340
(0.576)	0.497	0.010	0.899	(1.080)	0.857

(0.445)	0.769	0.290	1.182	(0.794)	1.197

(0.135)	(0.269)	(0.280)	(0.282)	(0.287)	(0.337)
—	—	—	—	(0.019)	—

(0.135)	(0.269)	(0.280)	(0.282)	(0.306)	(0.337)

$11.370	$11.950	$11.450	$11.440	$10.540	$11.640

(3.73% )	6.78%	2.55%	11.35%	(7.00% )	11.26%

$18,644	$20,899	$17,825	$18,491	$21,152	$20,524
1.55%	1.55%	1.58%	1.55%	1.55%	1.55%
1.78%	1.77%	1.82%	1.81%	1.78%	1.76%
2.28%	2.31%	2.43%	2.57%	2.48%	3.02%
2.05%	2.09%	2.19%	2.31%	2.25%	2.81%
6%	8%	6%	20%	33%	28%

Financial highlights

Delaware Tax-Free New York Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding have been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes, which are an integral part of the financial statements.

Six months ended			12/31/13[2]
2/28/17[1]	Year ended		to

(Unaudited)	8/31/16	8/31/15	8/31/14

$11.970	$11.470	$11.460	$10.710

0.188	0.389	0.396	0.279
(0.576)	0.497	0.010	0.749

(0.388)	0.886	0.406	1.028

(0.192)	(0.386)	(0.396)	(0.278)

(0.192)	(0.386)	(0.396)	(0.278)

$11.390	$11.970	$11.470	$11.460

(3.24% )	7.84%	3.58%	9.69%

$27,185	$19,929	$12,667	$1,769
0.55%	0.55%	0.58%	0.55%
0.78%	0.77%	0.82%	0.80%
3.28%	3.31%	3.43%	3.55%
3.05%	3.09%	3.19%	3.30%
6%	8%	6%	20% [5]

Financial highlights

Delaware Tax-Free Pennsylvania Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	During the period ended Aug. 31, 2013, the Fund changed its fiscal year end from February to August. Ratios have been annualized and portfolio turnover and total return have not been annualized.

[3]	The average shares outstanding have been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended				3/1/13
2/28/17[1]	Year ended			to	Year ended

(Unaudited)	8/31/16	8/31/15	8/31/14	8/31/13[2]	2/28/13	2/29/12

$8.390	$8.150	$8.160	$7.590	$8.410	$8.260	$7.550

0.141	0.289	0.288	0.293	0.148	0.315	0.329
(0.380)	0.240	(0.010)	0.570	(0.809)	0.150	0.710

(0.239)	0.529	0.278	0.863	(0.661)	0.465	1.039

(0.141)	(0.289)	(0.288)	(0.293)	(0.148)	(0.315)	(0.329)
—	—	—	—	(0.011)	—	—

(0.141)	(0.289)	(0.288)	(0.293)	(0.159)	(0.315)	(0.329)

$8.010	$8.390	$8.150	$8.160	$7.590	$8.410	$8.260

(2.85% )	6.60%	3.45%	11.58%	(7.94% )	5.73%	14.06%

$402,273	$439,379	$441,904	$451,301	$453,451	$524,539	$508,505
0.88%	0.88%	0.89%	0.88%	0.88%	0.88%	0.88%
0.94%	0.94%	0.95%	0.95%	1.00%	0.98%	0.98%
3.51%	3.50%	3.51%	3.73%	3.64%	3.77%	4.19%
3.45%	3.44%	3.45%	3.66%	3.52%	3.67%	4.09%
7%	14%	13%	7%	5%	20%	21%

Financial highlights

Delaware Tax-Free Pennsylvania Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	During the period ended Aug. 31, 2013, the Fund changed its fiscal year end from February to August. Ratios have been annualized and portfolio turnover and total return have not been annualized.

[3]	The average shares outstanding have been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended				3/1/13
2/28/17[1]	Year ended			to	Year ended

(Unaudited)	8/31/16	8/31/15	8/31/14	8/31/13[2]	2/29/13	2/28/12

$8.390	$8.150	$8.160	$7.590	$8.410	$8.260	$7.560

0.111	0.226	0.226	0.234	0.117	0.252	0.269
(0.380)	0.240	(0.010)	0.570	(0.809)	0.150	0.700

(0.269)	0.466	0.216	0.804	(0.692)	0.402	0.969

(0.111)	(0.226)	(0.226)	(0.234)	(0.117)	(0.252)	(0.269)
—	—	—	—	(0.011)	—	—

(0.111)	(0.226)	(0.226)	(0.234)	(0.128)	(0.252)	(0.269)

$8.010	$8.390	$8.150	$8.160	$7.590	$8.410	$8.260

(3.21% )	5.79%	2.67%	10.74%	(8.29% )	4.93%	13.05%

$34,324	$36,215	$32,799	$32,096	$32,617	$39,572	$27,311
1.64%	1.64%	1.65%	1.64%	1.64%	1.64%	1.64%
1.70%	1.70%	1.71%	1.71%	1.71%	1.69%	1.69%
2.75%	2.74%	2.75%	2.97%	2.87%	3.01%	3.43%
2.69%	2.68%	2.69%	2.90%	2.80%	2.96%	3.38%
7%	14%	13%	7%	5%	20%	21%

Financial highlights

Delaware Tax-Free Pennsylvania Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding have been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Portfolio turnover is representative of the Fund for the entire annual period.

See accompanying notes, which are an integral part of the financial statements.

Six months ended			12/31/13[2]
2/28/17[1]	Year ended		to

(Unaudited)	8/31/16	8/31/15	8/31/14

$8.380	$8.140	$8.160	$7.670

0.151	0.308	0.308	0.226
(0.380)	0.240	(0.020)	0.490

(0.229)	0.548	0.288	0.716

(0.151)	(0.308)	(0.308)	(0.226)

(0.151)	(0.308)	(0.308)	(0.226)

$8.000	$8.380	$8.140	$8.160

(2.74% )	6.86%	3.57%	9.44%

$28,580	$26,372	$16,740	$3,733
0.64%	0.64%	0.65%	0.64%
0.70%	0.70%	0.71%	0.71%
3.75%	3.74%	3.75%	3.89%
3.69%	3.68%	3.69%	3.82%
7%	14%	13%	7% [5]

Notes to financial statements

Delaware Investments® state tax-free funds	February 28, 2017 (Unaudited)

Voyageur Insured Funds is organized as a Delaware statutory trust and offers one series: Delaware Tax-Free Arizona Fund. Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund. Voyageur Mutual Funds II is organized as a Delaware statutory trust and offers one series: Delaware Tax-Free Colorado Fund. Delaware Group® State Tax-Free Income Trust is organized as a Delaware statutory trust and offers one series: Delaware Tax-Free Pennsylvania Fund. Voyageur Insured Funds, Voyageur Mutual Funds, Voyageur Mutual Funds II, and Delaware Group State Tax-Free Income Trust are each individually referred to as a Trust and collectively as the Trusts. These financial statements and the related notes pertain to Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, Delaware Tax-Free New York Fund, and Delaware Tax-Free Pennsylvania Fund (each referred to as a Fund, or collectively, as the Funds). The above Trusts are open-end investment companies. The Funds are considered diversified under the Investment Company Act of 1940 (1940 Act), as amended, and offer Class A, Class C, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) instead of a front-end sales charge of 1.00% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of each Fund is to seek as high a level of current income exempt from federal income tax and from personal income taxes in the respective applicable state, as is consistent with preservation of capital.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value (NAV) per share, as reported by the underlying investment company. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Trust’s Board of Trustees (each, a Board or, collectively, the Boards). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under

Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken for all open federal income tax years (Aug. 31, 2013–Aug. 31, 2016), and has concluded that no provision for federal income tax is required in each Fund’s financial statements.

Class Accounting — Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — Each Fund is an investment company, whose financial statements are prepared in conformity with U.S. GAAP. Therefore, each Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to each Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Each Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended Feb. 28, 2017.

Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1.00, the expense paid under this arrangement is included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown under “Less expense paid indirectly.”

Notes to financial statements

Delaware Investments® state tax-free funds

1. Significant Accounting Policies (continued)

For the six months ended Feb. 28, 2017, each Fund earned the following amounts under this agreement:

Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
$25	$19	$63	$31	$18	$184

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated based on each Fund’s average daily net assets as follows:

	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
On the first $500 million	0.500%	0.550%	0.550%	0.550%	0.550%	0.550%
On the next $500 million	0.475%	0.500%	0.500%	0.500%	0.500%	0.500%
On the next $1.5 billion	0.450%	0.450%	0.450%	0.450%	0.450%	0.450%
In excess of $2.5 billion	0.425%	0.425%	0.425%	0.425%	0.425%	0.425%

DMC has contractually agreed to waive that portion, if any, of its management fee and/or pay/reimburse each Fund to the extent necessary to ensure that total annual operating expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), do not exceed specified percentages of each Fund’s average daily net assets from Sept. 1, 2016 through Feb. 28, 2017* as shown below. For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Boards and DMC. These expense waivers and reimbursements apply only to expenses paid directly by each Fund and may only be terminated by agreement of DMC and each Fund.

	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
Operating expense limitation as a percentage of average daily net assets (per annum)	0.59%	0.57%	0.59%	0.61%	0.55%	0.64%

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to each Fund. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above are allocated among all funds in the Delaware Investments® Family of Funds on a relative NAV basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the six months ended Feb. 28, 2017, each Fund was charged for these services as follows:

Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
$1,895	$2,161	$4,706	$2,476	$2,145	$11,141

DIFSC is also the transfer agent and dividend disbursing agent of each Fund. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the retail funds within the Delaware Investments Family of Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% of average daily net assets in excess of $30 billion. The fees payable to DIFSC under the service agreement described above are allocated among all retail funds in the Delaware Investments Family of Funds on a relative NAV basis. These amounts are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended Feb. 28, 2017, each Fund was charged for these services as follows:

Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
$8,137	$9,277	$20,206	$10,631	$9,209	$47,839

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to each Fund. Sub-transfer agency fees are paid by each Fund and are also included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.”

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% of the average daily net assets of the Class A shares (except for Delaware Tax-Free Pennsylvania Fund). The Board for Delaware Tax-Free Pennsylvania Fund has adopted a formula for calculating 12b-1 fees for the Fund’s Class A shares that went into effect on June 1, 1992. The Fund’s Class A shares are currently subject to a blended 12b-1 fee equal to the sum of: (1) 0.10% of average daily net assets representing shares acquired prior to June 1, 1992, and (2) 0.25% of average daily net assets representing shares acquired on or after June 1, 1992. All of the Fund’s Class A shareholders bear 12b-1 fees at the same rate, the blended rate, currently 0.24% of average daily net assets, based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. Each Fund pays 1.00% of the average daily net assets of the Class C shares. Institutional Class shares pay no distribution and service fees.

Notes to financial statements

Delaware Investments® state tax-free funds

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to each Fund. These amounts are included on the “Statements of operations” under “Legal fees.” For the six months ended Feb. 28, 2017, each Fund was charged for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
$884	$1,015	$2,212	$1,154	$1,009	$5,245

For the six months ended Feb. 28, 2017, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
$2,134	$1,821	$9,654	$6,712	$3,341	$14,176

For the six months ended Feb. 28, 2017, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A and Class C shares. These commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
Class A	$—	$ —	$7,096	$ —	$—	$ —
Class C	—	298	844	2,530	—	337

Trustees’ fees include expenses accrued by each Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trusts. These officers and Trustees are paid no compensation by the Funds.

Cross trades for the six months ended Feb. 28, 2017, were executed by the Funds pursuant to procedures adopted by the Boards designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At their regularly scheduled meetings, the Boards review such transactions for compliance with the procedures adopted by the Boards.

Pursuant to these procedures, for the six months ended Feb. 28, 2017, the Funds engaged in securities purchases and securities sales, which resulted in net realized gains (losses) as follows:

	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
Purchases	$1,000,113	$2,000,055	$ 6,786,737	$ —	$1,800,307	$12,202,772
Sales	1,841,997	4,400,508	10,501,174	1,249,733	900,294	14,179,009
Net realized gain (loss)	16,361	—	2,908	(9,495)	—	—

* The aggregate contractual waiver period is from Dec. 29, 2015 through Dec. 29, 2017.

3. Investments

For the six months ended Feb. 28, 2017, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
Purchases	$939,865	$12,798,740	$27,860,373	$1,770,797	$5,130,328	$32,542,807
Sales	6,414,567	15,561,855	30,527,914	4,907,695	8,647,381	50,418,937

At Feb. 28, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Feb. 28, 2017, the cost and unrealized appreciation (depreciation) of investments for each Fund were as follows:

	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
Cost of investments	$75,554,586	$90,258,163	$186,651,642	$99,330,755	$86,278,145	$436,459,330

Aggregate unrealized appreciation of investments	$4,022,686	$5,928,140	$9,675,325	$4,301,478	$4,115,828	$27,659,817
Aggregate unrealized depreciation of investments	(400,647)	(603,413)	(825,872)	(470,020)	(801,776)	(3,039,904)

Net unrealized appreciation of investments	$3,622,039	$5,324,727	$8,849,453	$3,831,458	$3,314,052	$24,619,913

Notes to financial statements

Delaware Investments® state tax-free funds

3. Investments (continued)

Under the Regulated Investment Company Modernization Act of 2010 (Act), net capital losses recognized for tax years beginning after Dec. 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

	Pre-enactment capital loss	No expiration
	Expiration date	Post-enactment capital loss character
	2019	Short-term	Long-term	Total
Delaware Tax-Free Arizona Fund	$—	$133,141	$1,249,614	$1,382,755
Delaware Tax-Free California Fund	369,988	605,526	724,938	1,700,452
Delaware Tax-Free Colorado Fund	—	2,731,952	2,299,268	5,031,220
Delaware Tax-Free Idaho Fund	—	1,814,606	3,240,357	5,054,963
Delaware Tax-Free New York Fund	—	841,555	581,684	1,423,239
Delaware Tax-Free Pennsylvania Fund	—	1,323,902	826,405	2,150,307

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of Feb. 28, 2017:

Delaware Tax-Free Arizona Fund
Securities	Level 2
Municipal Bonds	$77,276,625
Short-Term Investments	1,900,000
Total Value of Securities	$79,176,625

Delaware Tax-Free California Fund
Securities	Level 2
Municipal Bonds	$92,082,890
Short-Term Investments	3,500,000
Total Value of Securities	$95,582,890

Delaware Tax-Free Colorado Fund
Securities	Level 2
Municipal Bonds	$195,201,095
Short-Term Investments	300,000
Total Value of Securities	$195,501,095

	Delaware Tax-Free Idaho Fund
Securities	Level 1	Level 2	Total
Municipal Bonds	$—	$100,283,980	$100,283,980
Short-Term Investments	2,878,233	—	2,878,233

Total Value of Securities	$2,878,233	$100,283,980	$103,162,213

Notes to financial statements

Delaware Investments® state tax-free funds

3. Investments (continued)

Delaware Tax-Free New York Fund
Securities	Level 2
Municipal Bonds	$86,492,197
Short-Term Investments	3,100,000
Total Value of Securities	$89,592,197
Delaware Tax-Free Pennsylvania Fund
Securities	Level 2
Municipal Bonds	$461,079,243

During the six months ended Feb. 28, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to each Fund. Each Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when each Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the six months ended Feb. 28, 2017, there were no Level 3 investments.

4. Capital Shares

Transactions in capital shares were as follows:

	Delaware Tax-Free Arizona Fund		Delaware Tax-Free California Fund		Delaware Tax-Free Colorado Fund
	Six months	Year	Six months	Year	Six months	Year
	ended	ended	ended	ended	ended	ended
	2/28/17	8/31/16	2/28/17	8/31/16	2/28/17	8/31/16
Shares sold:
Class A	87,914	347,660	158,177	701,825	557,671	1,001,554
Class C	27,238	29,485	96,587	285,854	120,452	407,406
Institutional Class	421,192	249,462	1,120,046	654,251	536,623	651,517
Shares issued upon reinvestment of dividends and distributions:
Class A	77,656	162,302	74,413	152,419	234,530	452,355
Class C	6,149	12,438	16,335	31,856	18,668	30,196
Institutional Class	3,482	2,739	18,788	33,281	19,737	20,442

	623,631	804,086	1,484,346	1,859,486	1,487,681	2,563,470

Shares redeemed:
Class A	(608,218)	(950,823)	(633,557)	(830,822)	(1,578,332)	(1,260,169)
Class C	(55,463)	(55,998)	(160,724)	(132,581)	(119,551)	(110,769)
Institutional Class	(89,712)	(9,278)	(677,578)	(156,704)	(186,976)	(77,983)

	(753,393)	(1,016,099)	(1,471,859)	(1,120,107)	(1,884,859)	(1,448,921)

Net increase (decrease)	(129,762)	(212,013)	12,487	739,379	(397,178)	1,114,549

	Delaware Tax-Free Idaho Fund		Delaware Tax-Free New York Fund		Delaware Tax-Free Pennsylvania Fund
	Six months	Year	Six months	Year	Six months	Year
	ended	ended	ended	ended	ended	ended
	2/28/17	8/31/16	2/28/17	8/31/16	2/28/17	8/31/16
Shares sold:
Class A	429,670	462,923	216,330	830,105	1,978,206	2,827,355
Class C	213,015	458,084	83,719	371,880	325,587	681,608
Institutional Class	238,904	705,902	1,052,616	696,843	1,547,135	1,308,734
Shares issued upon reinvestment of dividends and distributions:
Class A	79,801	171,664	62,625	129,600	765,252	1,549,879
Class C	28,984	55,505	14,910	28,374	55,797	103,563
Institutional Class	12,119	12,323	28,375	39,546	53,439	81,862

	1,002,493	1,866,401	1,458,575	2,096,348	4,725,416	6,553,001

Shares redeemed:
Class A	(587,658)	(1,204,089)	(978,854)	(838,385)	(4,888,370)	(6,233,023)
Class C	(317,035)	(380,117)	(207,793)	(208,022)	(412,335)	(493,096)
Institutional Class	(308,621)	(74,106)	(359,116)	(175,950)	(1,175,193)	(299,835)

	(1,213,314)	(1,658,312)	(1,545,763)	(1,222,357)	(6,475,898)	(7,025,954)

Net increase (decrease)	(210,821)	208,089	(87,188)	873,991	(1,750,482)	(472,953)

Notes to financial statements

Delaware Investments® state tax-free funds

4. Capital Shares (continued)

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. For the six months ended Feb. 28, 2017 and the year ended Aug. 31, 2016, the Funds had the following exchange transactions. These exchange transactions are included as subscriptions and redemptions in the tables on the previous pages and the “Statements of changes in net assets.”

	Six months ended 2/28/17
			Exchange
	Exchange Redemptions		Subscriptions
			Institutional
	Class A	Class C	Class
	Shares	Shares	Shares	Value
Delaware Tax-Free Arizona Fund	352,645	—	353,311	$3,992,522
Delaware Tax-Free California Fund	168,908	—	169,210	2,022,547
Delaware Tax-Free Colorado Fund	155,217	—	155,515	1,721,733
Delaware Tax-Free Idaho Fund	38,046	2,160	40,248	457,142
Delaware Tax-Free New York Fund	390,999	—	391,809	4,460,520
Delaware Tax-Free Pennsylvania Fund	505,403	—	507,028	4,054,903

	Year ended 8/31/16
	Exchange Redemptions	Exchange Subscriptions
		Institutional
	Class A	Class
	Shares	Shares	Value
Delaware Tax-Free Arizona Fund	130,733	130,972	$1,545,475
Delaware Tax-Free California Fund	37,724	37,791	474,797
Delaware Tax-Free Colorado Fund	6,827	6,832	79,602
Delaware Tax-Free New York Fund	5,845	5,851	69,844
Delaware Tax-Free Pennsylvania Fund	61,178	61,330	510,027

5. Line of Credit

Each Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $155,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.10%, which was allocated across the Participants on the basis of relative net assets of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 7, 2016.

On Nov. 7, 2016, each Fund, along with the other Participants, entered into an amendment to the agreement for a $155,000,000 revolving line of credit. The line of credit is to be used as described above and operates in substantially the same manner as the original agreement, with the exception of the annual commitment fee. Under the amendment to the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants on the basis of relative net assets of each Participant’s allocation of the entire facility. The line of credit available under the agreement expires on Nov. 6, 2017.

The Funds had no amounts outstanding as of Feb. 28, 2017, or at any time during the period then ended.

6. Geographic, Credit, and Market Risks

The Funds concentrate their investments in securities issued by each corresponding state’s municipalities. The Funds invest primarily in a specific state and may be subject to geographic concentration risk. In addition, the Funds have the flexibility to invest in issuers in U.S. territories and possessions such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands, and Guam whose bonds are also free of federal and individual state income taxes. The value of the Funds’ investments may be adversely affected by new legislation within the states or U.S. territories, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no certainty that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in each Fund.

Notes to financial statements

Delaware Investments® state tax-free funds

6. Geographic, Credit, and Market Risks (continued)

At Feb. 28, 2017, the percentages of each Fund’s net assets insured by bond insurers are listed below and these securities have been identified on the “Schedules of investments.”

	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
American Capital Access	1.25%	—	—	—	—	—
Assured Guaranty Corporation	—	—	0.14%	4.35%	—	4.29%
Assured Guaranty Municipal Corporation	3.48%	1.00%	3.28%	9.89%	0.62%	1.13%
AMBAC Assurance Corporation	2.50%	—	—	—	—	0.43%
Build America Mutual Assurance	—	—	—	—	—	1.40%
National Public Finance Guarantee Corporation	—	1.39%	—	1.05%	0.86%	—
Syncora Guarantee Inc	—	—	2.18%	—	—	0.87%

	7.23%	2.39%	5.60%	15.29%	1.48%	8.12%

Each Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC (S&P), lower than Baa3 by Moody’s Investors Service, Inc. (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher-rated securities. Additionally, lower-rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Each Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches.

Each Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

Each Fund may invest in advanced refunded bonds, escrow secured bonds, or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Boards have delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to each Fund’s 15% limit on investments in illiquid securities. Rule 144A securities held by the Funds have been identified on the “Schedules of investments.”

7. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

Notes to financial statements

Delaware Investments® state tax-free funds

8. Recent Accounting Pronouncements

On Oct. 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

9. Subsequent Events

Effective April 3, 2017, Delaware Investments® Family of Funds became Delaware Fundssm by Macquarie and Delaware Investments changed its name to Macquarie Investment Management (MIM). MIM is the marketing name for the companies comprising the asset management division of Macquarie Group Limited.

Management has determined that no other material events or transactions occurred subsequent to Feb. 28, 2017 that would require recognition or disclosure in the Funds’ financial statements.

About the organization

Board of trustees

Shawn K. Lytle

President and Chief Executive Officer

Delaware Investments®

Family of Funds

Philadelphia, PA

Thomas L. Bennett

Chairman of the Board

Delaware Investments

Family of Funds

Private Investor

Rosemont, PA

	Ann D. Borowiec Former Chief Executive Officer Private Wealth Management J.P. Morgan Chase & Co. New York, NY Joseph W. Chow Former Executive Vice President State Street Corporation Boston, MA	John A. Fry President Drexel University Philadelphia, PA Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. New York, NY

Frances A.

Sevilla-Sacasa

Former Chief Executive

Officer

Banco Itaú

International

Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Janet L. Yeomans

Former Vice President and

Treasurer

3M Company

St. Paul, MN

Affiliated officers David F. Connor Senior Vice President, General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, Delaware Tax-Free New York Fund, and Delaware Tax-Free Pennsylvania Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedules of Investments included in the Funds’ most recent Forms N-Q are available without charge on the Funds’ website at delawarefunds.com/literature. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

PwC has informed the Trust that it has identified an issue related to its independence under Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the “Loan Rule”). The Loan Rule prohibits accounting firms, such as PwC, from being considered independent if they have certain financial relationships with their audit clients or certain affiliates of those clients. The Trust is required under various securities laws to have its financial statements audited by an independent accounting firm. PwC has informed the Trust that PwC has relationships with lenders who hold or own more than ten percent of the shares of certain funds within the Delaware FundsSM by Macquarie. These relationships call into question PwC’s independence under the Loan Rule with respect to those funds, as well as all other funds in the complex. The SEC has granted no-action relief to another fund complex in circumstances that appear to be substantially similar to the Trust’s (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016)). In addition, PwC has advised the Trust’s Audit Committee that PwC believes that under the facts and circumstances surrounding PwC’s lending relationships, its ability to exercise objective and impartial judgment in connection with its audit engagement with the Trust has not been impaired and that a reasonable investor with knowledge of all relevant facts and circumstances would reach the same conclusion. If in the future, however, the independence of PwC is called into question under the Loan Rule by circumstances that are not addressed in the SEC’s no-action letter, the Trust will need to take other action in order for the Trust’s filings with the SEC containing financial statements to be deemed compliant with applicable securities laws. Finally, the SEC has indicated that its no-action relief will expire 18 months from its issuance, after which PwC and the Delaware FundsSM by Macquarie will no longer be able rely on the letter unless its term is extended or made permanent by the SEC Staff.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

VOYAGEUR MUTUAL FUNDS II

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	May 3, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	May 3, 2017

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	May 3, 2017